American Balanced Fund®
Investment portfolio
March 31, 2019
unaudited
Common stocks 62.07% Information technology 12.78%	Shares	Value (000)
Microsoft Corp.	48,663,000	$ 5,739,314
Intel Corp.	37,199,100	1,997,592
Broadcom Inc.	6,308,000	1,896,879
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	42,885,000	1,756,569
ASML Holding NV (New York registered)	4,716,458	886,930
ASML Holding NV	1,575,000	295,401
Samsung Electronics Co., Ltd.	17,330,000	681,689
Samsung Electronics Co., Ltd., nonvoting preferred	3,421,000	109,251
VeriSign, Inc.[1]	3,500,000	635,460
Visa Inc., Class A	3,753,000	586,181
Intuit Inc.	1,800,000	470,538
Symantec Corp.	20,070,000	461,409
Mastercard Inc., Class A	1,796,000	422,868
TE Connectivity Ltd.	4,665,000	376,699
Apple Inc.	1,365,000	259,282
Workday, Inc., Class A1	1,156,000	222,935
Keyence Corp.	329,500	205,049
Texas Instruments Inc.	1,883,697	199,804
Autodesk, Inc.[1]	1,164,600	181,468
Analog Devices, Inc.	1,440,000	151,589
FleetCor Technologies, Inc.[1]	551,500	135,994
Amphenol Corp., Class A	1,401,000	132,310
Jack Henry & Associates, Inc.	813,000	112,796
		17,918,007
Health care 9.53%
UnitedHealth Group Inc.	14,569,930	3,602,561
Cigna Corp.	9,453,304	1,520,280
Merck & Co., Inc.	17,350,000	1,442,999
Johnson & Johnson	9,961,100	1,392,462
Pfizer Inc.	30,080,000	1,277,498
Thermo Fisher Scientific Inc.	2,131,500	583,434
Hologic, Inc.[1]	7,005,000	339,042
AbbVie Inc.	3,835,000	309,063
Centene Corp.[1]	5,454,326	289,625
CVS Health Corp.	5,304,869	286,092
AstraZeneca PLC	3,297,000	263,448
Novartis AG	2,730,000	262,595
Boston Scientific Corp.[1]	6,350,000	243,713
Biogen Inc.[1]	1,000,000	236,380
Bluebird Bio, Inc.[1]	1,235,000	194,303
Medtronic PLC	2,040,000	185,803
Gilead Sciences, Inc.	2,750,000	178,777
ResMed Inc.	1,635,000	169,991
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,443,758	163,758
Humana Inc.	454,000	120,764
BioMarin Pharmaceutical Inc.[1]	1,310,000	116,367
American Balanced Fund — Page 1 of 39

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Daiichi Sankyo Co., Ltd.[2]	2,170,000	$ 109,887
Vertex Pharmaceuticals Inc.[1]	313,300	57,631
Regeneron Pharmaceuticals, Inc.[1]	15,500	6,365
		13,352,838
Financials 7.29%
Berkshire Hathaway Inc., Class A1	8,280	2,494,060
Chubb Ltd.	6,435,093	901,428
JPMorgan Chase & Co.	8,570,000	867,541
BlackRock, Inc.	1,945,000	831,235
PNC Financial Services Group, Inc.	5,447,000	668,129
Goldman Sachs Group, Inc.	3,253,628	624,664
Wells Fargo & Co.	12,679,500	612,673
Capital One Financial Corp.	6,618,047	540,628
Bank of New York Mellon Corp.	8,500,000	428,655
Blackstone Group LP	8,743,370	305,756
Intercontinental Exchange, Inc.	3,866,600	294,403
CME Group Inc., Class A	1,531,000	251,972
Legal & General Group PLC	70,000,000	250,995
Bank of America Corp.	9,000,000	248,310
Citigroup Inc.	3,750,000	233,325
RenaissanceRe Holdings Ltd.	973,000	139,625
HDFC Bank Ltd.	3,955,000	132,389
Nasdaq, Inc.	1,002,000	87,665
SunTrust Banks, Inc.	1,395,000	82,654
Itaú Unibanco Holding SA, preferred nominative (ADR)	7,520,000	66,251
Aon PLC, Class A	345,000	58,892
Moody’s Corp.	309,000	55,957
Marsh & McLennan Companies, Inc.	414,500	38,922
		10,216,129
Consumer discretionary 6.22%
Home Depot, Inc.	15,133,300	2,903,929
NIKE, Inc., Class B	24,289,000	2,045,377
Amazon.com, Inc.[1]	691,500	1,231,389
General Motors Co.	12,091,000	448,576
VF Corp.	4,776,000	415,082
Darden Restaurants, Inc.	3,250,000	394,777
MGM Resorts International	10,745,000	275,717
Marriott International, Inc., Class A	2,076,400	259,737
LVMH Moët Hennessy-Louis Vuitton SE	571,000	210,026
McDonald’s Corp.	756,800	143,716
Wynn Resorts, Ltd.	1,188,000	141,752
Carnival Corp., units	2,500,000	126,800
Toll Brothers, Inc.	2,445,000	88,509
Booking Holdings Inc.[1]	11,200	19,543
Las Vegas Sands Corp.	175,000	10,668
LKQ Corp.[1]	305,000	8,656
		8,724,254
Energy 5.94%
Royal Dutch Shell PLC, Class B (ADR)	19,849,000	1,269,343
Royal Dutch Shell PLC, Class B	4,000,000	126,494
Royal Dutch Shell PLC, Class A (ADR)	497,977	31,168
Royal Dutch Shell PLC, Class A (GBP denominated)	130,129	4,091
American Balanced Fund — Page 2 of 39

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Chevron Corp.	9,094,755	$ 1,120,292
ConocoPhillips	12,775,917	852,665
EOG Resources, Inc.	8,206,903	781,133
Enbridge Inc.	14,018,194	508,299
Enbridge Inc. (CAD denominated)[3]	4,808,645	174,160
Enbridge Inc. (CAD denominated)	155,998	5,650
Noble Energy, Inc.	21,990,000	543,813
Baker Hughes, a GE Co., Class A	18,288,000	506,943
Suncor Energy Inc.	15,381,346	498,497
Concho Resources Inc.	3,549,000	393,797
Exxon Mobil Corp.	4,280,000	345,824
Diamondback Energy, Inc.	3,166,000	321,444
Cabot Oil & Gas Corp.	10,126,000	264,289
Occidental Petroleum Corp.	3,977,000	263,277
Murphy Oil Corp.	4,087,138	119,753
Schlumberger Ltd.	2,500,000	108,925
Pioneer Natural Resources Co.	500,000	76,140
Weatherford International PLC[1]	20,000,000	13,960
		8,329,957
Consumer staples 5.05%
Philip Morris International Inc.	23,679,422	2,093,024
Altria Group, Inc.	27,604,443	1,585,323
Nestlé SA	9,920,000	945,426
Coca-Cola Co.	15,440,000	723,518
Coca-Cola European Partners PLC	5,040,000	260,770
Sysco Corp.	3,379,000	225,582
Procter & Gamble Co.	1,750,000	182,088
Costco Wholesale Corp.	695,000	168,287
Anheuser-Busch InBev SA/NV	1,900,000	159,338
General Mills, Inc.	3,000,000	155,250
British American Tobacco PLC	2,845,000	118,353
British American Tobacco PLC (ADR)	410,000	17,105
Constellation Brands, Inc., Class A	733,000	128,517
Walgreens Boots Alliance, Inc.	2,000,000	126,540
Kellogg Co.	1,650,000	94,677
Mondelez International, Inc.	1,746,200	87,170
		7,070,968
Industrials 4.21%
Boeing Co.	3,385,400	1,291,259
Lockheed Martin Corp.	4,148,000	1,245,064
Northrop Grumman Corp.	2,381,600	642,079
CSX Corp.	6,875,400	514,418
United Parcel Service, Inc., Class B	4,500,000	502,830
Deere & Co.	2,000,000	319,680
FedEx Corp.	1,200,000	217,692
Cummins Inc.	1,250,000	197,338
TransDigm Group Inc.[1]	380,000	172,516
Union Pacific Corp.	1,025,000	171,380
Safran SA	1,149,000	157,567
Parker-Hannifin Corp.	820,000	140,728
Honeywell International Inc.	813,900	129,345
Airbus SE, non-registered shares	890,000	117,706
American Balanced Fund — Page 3 of 39

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
3M Co.	362,100	$ 75,237
ASGN Inc.[1]	119,554	7,591
		5,902,430
Communication services 4.08%
Comcast Corp., Class A	43,965,000	1,757,721
Alphabet Inc., Class C1	850,500	997,900
Alphabet Inc., Class A1	405,700	477,465
Facebook, Inc., Class A1	4,984,200	830,816
T-Mobile US, Inc.[1]	6,000,000	414,600
Activision Blizzard, Inc.	7,427,000	338,151
Charter Communications, Inc., Class A1	842,100	292,133
CBS Corp., Class B	4,920,000	233,848
Netflix, Inc.[1]	607,000	216,432
Nintendo Co., Ltd.	364,000	103,653
Verizon Communications Inc.	734,000	43,401
SoftBank Group Corp.	195,000	18,905
		5,725,025
Materials 3.19%
DowDuPont Inc.	35,010,100	1,866,388
LyondellBasell Industries NV	6,484,100	545,183
Sherwin-Williams Co.	1,089,400	469,216
Linde PLC	2,585,000	454,779
Royal Gold, Inc.[4]	4,254,500	386,862
Nucor Corp.	2,500,000	145,875
Rio Tinto PLC	2,500,000	145,256
Norsk Hydro ASA	33,536,802	135,898
Newmont Mining Corp.	3,370,000	120,545
Alcoa Corp.[1]	3,388,000	95,406
Shin-Etsu Chemical Co., Ltd.	1,011,100	84,661
Vale SA, ordinary nominative (ADR)	1,471,000	19,211
		4,469,280
Real estate 3.15%
Simon Property Group, Inc. REIT	8,359,000	1,523,093
Crown Castle International Corp. REIT	4,855,000	621,440
Equinix, Inc. REIT	1,125,000	509,805
American Tower Corp. REIT	2,478,000	488,315
Iron Mountain Inc. REIT	10,166,200	360,493
Digital Realty Trust, Inc. REIT	2,891,000	344,029
Sun Communities, Inc. REIT	2,040,000	241,781
Ventas, Inc. REIT	2,464,400	157,253
AGNC Investment Corp. REIT	8,363,000	150,534
Gaming and Leisure Properties, Inc. REIT	624,000	24,068
		4,420,811
Utilities 0.63%
Public Service Enterprise Group Inc.	7,408,500	440,139
DTE Energy Co.	2,311,000	288,274
Pinnacle West Capital Corp.	1,000,000	95,580
CMS Energy Corp.	997,900	55,424
		879,417
Total common stocks (cost: $60,020,265,000)		87,009,116
American Balanced Fund — Page 4 of 39

unaudited
Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
CoBank, ACB, Class E, noncumulative[3]	7,440	$ 4,966
Total preferred securities (cost: $5,208,000)		4,966
Convertible stocks 0.09% Real estate 0.08%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	100,000	118,480
Health care 0.01%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	8,400	8,845
Total convertible stocks (cost: $113,898,000)		127,325
Bonds, notes & other debt instruments 32.11% Corporate bonds & notes 11.27% Financials 2.74%	Principal amount (000)
ACE INA Holdings Inc. 2.30% 2020	$ 7,635	7,601
ACE INA Holdings Inc. 2.875% 2022	22,180	22,377
ACE INA Holdings Inc. 3.35% 2026	5,180	5,280
American Express Co. 2.20% 2020	29,000	28,793
American International Group, Inc. 4.20% 2028	8,760	8,914
AXA SA, Series B, junior subordinated 6.379% (undated)[3,5]	2,000	2,143
Bank of America Corp. 2.625% 2020	20,000	19,960
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[5]	44,000	44,710
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[5]	20,000	20,224
Bank of America Corp. 3.248% 2027	11,250	11,035
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	4,090	4,007
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[5]	43,335	45,203
BB&T Corp. 2.625% 2022	22,500	22,505
BB&T Corp. 2.75% 2022	22,887	22,909
Berkshire Hathaway Finance Corp. 1.30% 2019	15,320	15,249
Berkshire Hathaway Finance Corp. 4.20% 2048	31,575	32,827
Berkshire Hathaway Finance Corp. 4.25% 2049	10,000	10,492
Berkshire Hathaway Inc. 2.75% 2023	5,000	5,036
BNP Paribas 3.50% 2023[3]	76,800	76,884
BNP Paribas 3.375% 2025[3]	42,853	41,986
BNP Paribas 4.375% 2025[3]	5,700	5,845
BNP Paribas 4.375% 2026[3]	6,350	6,462
Capital One Financial Corp. 3.45% 2021	103,000	104,304
Capital One Financial Corp. 3.20% 2023	20,000	20,046
Capital One Financial Corp. 3.90% 2024	14,125	14,449
Capital One Financial Corp. 3.20% 2025	20,000	19,610
Capital One Financial Corp. 4.25% 2025	20,000	20,791
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.779% 2019[2,3,6,7]	201	201
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.779% 2019[2,3,6,7]	154	154
Charles Schwab Corp. 3.45% 2026	1,616	1,652
Citigroup Inc. 2.35% 2021	20,500	20,272
Citigroup Inc. 2.90% 2021	28,000	27,995
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[5]	74,744	74,327
Citigroup Inc. 3.875% 2023	37,458	38,988
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[5]	30,000	30,592
Citigroup Inc. 4.65% 2048	12,160	13,116
American Balanced Fund — Page 5 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
CME Group Inc. 3.75% 2028	$ 25,175	$ 26,525
Commonwealth Bank of Australia 2.25% 2020[3]	6,250	6,224
Crédit Agricole SA 2.375% 2021[3]	6,645	6,575
Crédit Agricole SA 4.375% 2025[3]	14,825	15,122
Credit Suisse Group AG 3.80% 2022	6,802	6,936
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,5]	20,000	19,669
Credit Suisse Group AG 3.80% 2023	12,100	12,301
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[3,5]	12,300	12,078
Danske Bank AS 2.70% 2022[3]	22,500	21,924
Deutsche Bank AG 2.70% 2020	20,000	19,789
Deutsche Bank AG 3.15% 2021	3,120	3,075
Deutsche Bank AG 3.375% 2021	6,572	6,474
Deutsche Bank AG 4.25% 2021	14,420	14,483
Deutsche Bank AG 4.25% 2021	1,774	1,784
Deutsche Bank AG 5.00% 2022	5,120	5,237
Deutsche Bank AG 3.95% 2023	111,000	109,620
Deutsche Bank AG 3.70% 2024	5,550	5,333
Discover Financial Services 10.25% 2019	4,334	4,421
Discover Financial Services 4.65% 2028	59,000	61,868
DNB Bank ASA 2.375% 2021[3]	10,000	9,905
Ford Motor Credit Co. 5.085% 2021	18,335	18,685
Ford Motor Credit Co. 3.81% 2024	61,242	58,054
Ford Motor Credit Co. 5.584% 2024	16,000	16,238
Goldman Sachs Group, Inc. 2.55% 2019	11,000	10,985
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 4.131% 2021[7]	25,782	26,170
Goldman Sachs Group, Inc. 5.25% 2021	20,000	21,019
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,465
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	59,358	58,744
Goldman Sachs Group, Inc. 3.20% 2023	25,085	25,146
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[5]	2,500	2,470
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[5]	10,000	9,910
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[5]	5,005	5,126
Groupe BPCE SA 2.75% 2023[3]	10,050	9,934
Groupe BPCE SA 5.70% 2023[3]	13,830	14,761
Groupe BPCE SA 4.625% 2024[3]	34,250	34,950
Groupe BPCE SA 5.15% 2024[3]	54,250	56,675
HSBC Holdings PLC 2.65% 2022	15,000	14,876
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[5]	22,500	22,572
HSBC Holdings PLC 3.683% 2024[7]	11,250	11,164
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[5]	9,400	9,597
HSBC Holdings PLC 4.25% 2024	8,000	8,188
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[5]	25,500	26,857
Intesa Sanpaolo SpA 6.50% 2021[3]	14,380	15,081
Intesa Sanpaolo SpA 3.125% 2022[3]	25,355	24,709
Intesa Sanpaolo SpA 3.375% 2023[3]	49,980	48,834
Intesa Sanpaolo SpA 5.017% 2024[3]	108,112	104,597
Intesa Sanpaolo SpA 5.71% 2026[3]	1,898	1,856
Intesa Sanpaolo SpA 3.875% 2027[3]	59,021	54,230
Intesa Sanpaolo SpA 3.875% 2028[3]	44,915	41,257
Jefferies Financial Group Inc. 5.50% 2023	830	869
JPMorgan Chase & Co. 2.25% 2020	14,585	14,534
JPMorgan Chase & Co. 2.55% 2021	10,000	9,975
JPMorgan Chase & Co. 3.25% 2022	10,000	10,150
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[5]	16,850	17,153
American Balanced Fund — Page 6 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.875% 2024	$25,000	$25,660
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[5]	51,713	53,711
JPMorgan Chase & Co. 3.96% 2027 (3-month USD-LIBOR + 1.245% on 1/29/2026)[5]	19,000	19,668
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[5]	32,500	33,964
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated) (3-month USD-LIBOR + 3.80% on 5/1/2020)[5]	35,000	35,375
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated) (3-month USD-LIBOR + 3.78% on 2/1/2024)[5]	25,000	27,423
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 3.105% 2021[7]	28,050	28,045
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	22,175	21,618
Lloyds Banking Group PLC 4.05% 2023	15,000	15,311
Lloyds Banking Group PLC 4.45% 2025	12,400	12,890
Lloyds Banking Group PLC 4.582% 2025	14,750	14,946
Lloyds Banking Group PLC 4.375% 2028	10,025	10,284
Marsh & McLennan Companies, Inc. 3.875% 2024	24,225	25,160
Marsh & McLennan Companies, Inc. 4.375% 2029	31,585	33,493
Marsh & McLennan Companies, Inc. 4.90% 2049	26,314	28,967
Metropolitan Life Global Funding I 2.30% 2019[3]	10,120	10,119
Metropolitan Life Global Funding I 2.50% 2020[3]	46,300	46,145
Metropolitan Life Global Funding I 1.95% 2021[3]	15,500	15,203
Morgan Stanley 2.50% 2021	10,000	9,945
Morgan Stanley 3.125% 2023	23,143	23,237
Morgan Stanley 3.70% 2024	11,492	11,706
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	35,000	35,738
Morgan Stanley 3.125% 2026	5,582	5,446
Morgan Stanley 3.875% 2026	9,500	9,729
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[5]	55,673	58,812
Morgan Stanley, Series F, 3.875% 2024	550	566
National Australia Bank Ltd. 1.375% 2019	10,200	10,164
National Australia Bank Ltd. 1.875% 2021	10,200	9,993
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	9,240	9,615
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 4.901% 2024[3,7]	8,150	8,104
New York Life Global Funding 1.70% 2021[3]	15,000	14,644
New York Life Global Funding 2.35% 2026[3]	11,890	11,330
Nordea Bank AB 2.50% 2020[3]	14,825	14,763
Nordea Bank AB 2.25% 2021[3]	8,800	8,688
PNC Bank 1.45% 2019	33,375	33,240
PNC Bank 2.60% 2020	30,000	29,983
PNC Bank 2.55% 2021	17,000	16,904
PNC Financial Services Group, Inc. 3.90% 2024	20,000	20,686
Prudential Financial, Inc. 3.50% 2024	23,600	24,446
Prudential Financial, Inc. 4.35% 2050	53,000	54,953
Rabobank Nederland 2.75% 2022	23,500	23,495
Rabobank Nederland 4.375% 2025	22,650	23,384
Santander Holdings USA, Inc. 4.45% 2021	25,000	25,755
Santander Holdings USA, Inc. 3.70% 2022	21,062	21,304
Santander Holdings USA, Inc. 3.40% 2023	31,500	31,543
Skandinaviska Enskilda Banken AB 1.875% 2021	23,790	23,189
Skandinaviska Enskilda Banken AB 2.80% 2022	9,960	9,934
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.582% on 4/2/2029)[3,5]	10,400	10,551
Synchrony Bank 3.65% 2021	47,625	48,089
Synchrony Financial 3.75% 2021	19,821	20,044
Synchrony Financial 4.375% 2024	11,650	11,819
American Balanced Fund — Page 7 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Travelers Companies, Inc. 4.00% 2047	$13,520	$ 13,843
UBS Group AG 4.125% 2025[3]	28,250	29,212
UniCredit SpA 3.75% 2022[3]	81,536	81,234
UniCredit SpA 6.572% 2022[3]	48,270	50,598
UniCredit SpA 4.625% 2027[3]	10,000	9,823
UniCredit SpA 5.861% 2032[3,5]	31,850	29,392
UniCredit SpA 7.296% 2034 (5 Year USD ICE Swap + 4.914% on 4/2/2029)[3,5]	34,800	35,162
Unum Group 3.875% 2025	5,045	5,021
US Bancorp 2.35% 2020	25,000	24,942
US Bancorp 2.625% 2022	16,225	16,255
US Bancorp 2.85% 2023	25,000	25,083
US Bancorp 3.40% 2023	43,925	45,046
US Bancorp 2.375% 2026	25,000	23,929
US Bank NA 1.40% 2019	5,465	5,461
US Bank NA 2.125% 2019	30,000	29,931
US Bank NA 3.00% 2021	26,000	26,179
Wells Fargo & Co. 2.50% 2021	20,000	19,914
Wells Fargo & Co. 4.60% 2021	25,000	25,836
Wells Fargo & Co. 3.069% 2023	32,000	32,069
Wells Fargo & Co. 3.55% 2023	27,575	28,342
Wells Fargo & Co. 3.75% 2024	25,740	26,513
Wells Fargo & Co. 3.00% 2026	14,000	13,681
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[5]	2,755	2,771
Wells Fargo & Co. 4.15% 2029	16,500	17,270
Westpac Banking Corp. 2.15% 2020	28,000	27,862
Westpac Banking Corp. 2.75% 2023	27,500	27,349
		3,845,612
Health care 1.69%
Abbott Laboratories 2.90% 2021	28,952	29,092
Abbott Laboratories 3.40% 2023	8,578	8,763
Abbott Laboratories 3.75% 2026	11,937	12,414
Abbott Laboratories 4.75% 2036	4,800	5,410
Abbott Laboratories 4.90% 2046	3,500	4,052
AbbVie Inc. 2.90% 2022	21,028	20,994
AbbVie Inc. 2.85% 2023	20,387	20,180
AbbVie Inc. 3.75% 2023	11,000	11,304
AbbVie Inc. 4.25% 2028	15,000	15,349
AbbVie Inc. 4.30% 2036	4,393	4,197
AbbVie Inc. 4.45% 2046	15,911	14,829
AbbVie Inc. 4.875% 2048	10,000	9,867
Allergan PLC 3.45% 2022	65,422	66,023
Allergan PLC 3.80% 2025	3,385	3,434
Allergan PLC 4.55% 2035	7,870	7,730
Allergan PLC 4.75% 2045	21,404	21,412
Allergan, Inc. 5.00% 2021[3]	35,099	36,549
AmerisourceBergen Corp. 3.25% 2025	2,170	2,146
AmerisourceBergen Corp. 4.25% 2045	2,045	1,856
Amgen Inc. 2.70% 2022	10,620	10,630
Amgen Inc. 4.40% 2045	16,000	15,803
Anthem, Inc. 2.95% 2022	26,430	26,432
Anthem, Inc. 4.101% 2028	40,000	41,248
AstraZeneca PLC 2.375% 2022	14,720	14,513
AstraZeneca PLC 3.375% 2025	42,445	42,871
American Balanced Fund — Page 8 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Bayer AG 2.375% 2019[3]	$ 8,245	$ 8,219
Bayer US Finance II LLC 3.875% 2023[3]	28,172	28,415
Bayer US Finance II LLC 4.25% 2025[3]	60,263	61,005
Bayer US Finance II LLC 4.375% 2028[3]	17,592	17,516
Bayer US Finance II LLC 4.40% 2044[3]	13,090	11,615
Bayer US Finance II LLC 4.875% 2048[3]	2,151	2,028
Becton, Dickinson and Co. 2.133% 2019	17,750	17,728
Becton, Dickinson and Co. 2.404% 2020	17,750	17,628
Becton, Dickinson and Co. 2.894% 2022	9,210	9,166
Becton, Dickinson and Co. 3.363% 2024	13,475	13,499
Boston Scientific Corp. 3.375% 2022	20,000	20,284
Boston Scientific Corp. 3.45% 2024	11,915	12,143
Boston Scientific Corp. 3.85% 2025	45,500	46,913
Boston Scientific Corp. 3.75% 2026	11,685	11,937
Boston Scientific Corp. 4.00% 2029	31,345	32,387
Cigna Corp. 3.40% 2021[3]	33,775	34,151
Cigna Corp. 3.75% 2023[3]	36,670	37,636
Cigna Corp. 4.125% 2025[3]	12,895	13,363
Cigna Corp. 4.375% 2028[3]	16,800	17,429
Cigna Corp. 4.80% 2038[3]	40,085	41,273
Cigna Corp. 4.90% 2048[3]	12,745	13,209
CVS Health Corp. 3.35% 2021	22,745	22,939
CVS Health Corp. 3.70% 2023	7,790	7,919
CVS Health Corp. 4.10% 2025	106,979	109,995
CVS Health Corp. 4.30% 2028	52,467	53,260
CVS Health Corp. 4.78% 2038	8,492	8,434
CVS Health Corp. 5.05% 2048	3,141	3,171
Eli Lilly and Co. 3.375% 2029	24,265	24,946
Eli Lilly and Co. 3.95% 2049	10,000	10,270
EMD Finance LLC 3.25% 2025[3]	16,200	15,978
GlaxoSmithKline PLC 2.875% 2022	50,000	50,305
GlaxoSmithKline PLC 3.00% 2024	40,965	41,238
GlaxoSmithKline PLC 3.625% 2025	12,165	12,605
HCA Inc. 6.50% 2020	9,800	10,088
Humana Inc. 3.15% 2022	20,000	20,101
Johnson & Johnson 2.45% 2026	23,360	22,880
Medtronic, Inc. 3.50% 2025	22,500	23,256
Merck & Co., Inc. 2.90% 2024	24,172	24,509
Merck & Co., Inc. 3.40% 2029	10,000	10,282
Mylan Laboratories Inc. 3.15% 2021	18,347	18,314
Pfizer Inc. 2.80% 2022	20,880	21,081
Pfizer Inc. 2.95% 2024	14,095	14,289
Pfizer Inc. 3.45% 2029	61,045	62,744
Pfizer Inc. 4.00% 2049	26,435	27,346
Roche Holdings, Inc. 1.75% 2022[3]	18,330	17,902
Roche Holdings, Inc. 3.35% 2024[3]	9,000	9,245
Roche Holdings, Inc. 3.00% 2025[3]	19,000	19,164
Shire PLC 2.40% 2021	40,634	40,189
Shire PLC 2.875% 2023	93,763	92,707
Shire PLC 3.20% 2026	88,671	85,828
Takeda Pharmaceutical Co., Ltd. 4.00% 2021[3]	30,000	30,782
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[3]	70,080	73,720
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[3]	32,500	35,295
Teva Pharmaceutical Finance Co. BV 2.20% 2021	128,578	122,654
American Balanced Fund — Page 9 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 2.80% 2023	$158,775	$ 141,809
Teva Pharmaceutical Finance Co. BV 3.15% 2026	147,999	121,146
Thermo Fisher Scientific Inc. 4.15% 2024	5,840	6,109
UnitedHealth Group Inc. 4.45% 2048	11,500	12,543
WellPoint, Inc. 2.25% 2019	15,500	15,472
Zimmer Holdings, Inc. 3.15% 2022	18,910	18,976
Zimmer Holdings, Inc. 4.25% 2035	1,197	1,098
		2,375,231
Energy 1.19%
Anadarko Petroleum Corp. 4.85% 2021	19,615	20,343
Anadarko Petroleum Corp. 5.55% 2026	13,895	15,180
Anadarko Petroleum Corp. 6.60% 2046	18,950	23,107
BP Capital Markets PLC 4.234% 2028	36,375	38,976
Canadian Natural Resources Ltd. 2.95% 2023	40,645	40,384
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,757
Cenovus Energy Inc. 3.00% 2022	2,000	1,961
Cenovus Energy Inc. 3.80% 2023	20,710	20,704
Cenovus Energy Inc. 4.25% 2027	50,790	50,012
Cenovus Energy Inc. 5.25% 2037	10,000	9,951
Cenovus Energy Inc. 5.40% 2047	30,950	30,747
Chevron Corp. 2.566% 2023	13,000	13,031
Concho Resources Inc. 4.85% 2048	7,851	8,254
Devon Energy Corp. 5.00% 2045	1,974	2,074
Enbridge Energy Partners, LP 4.375% 2020	15,730	16,080
Enbridge Energy Partners, LP 5.875% 2025	21,005	23,818
Enbridge Energy Partners, LP 5.50% 2040	15,000	16,881
Enbridge Energy Partners, LP 7.375% 2045	46,240	64,385
Enbridge Energy Partners, LP, Series B, 7.50% 2038	9,250	12,483
Enbridge Inc. 4.00% 2023	9,535	9,899
Enbridge Inc. 3.70% 2027	26,253	26,225
Energy Transfer Partners, LP 4.15% 2020	11,500	11,690
Energy Transfer Partners, LP 4.20% 2023	11,190	11,577
Energy Transfer Partners, LP 4.50% 2024	18,395	19,230
Energy Transfer Partners, LP 4.75% 2026	19,000	19,873
Energy Transfer Partners, LP 4.00% 2027	3,300	3,279
Energy Transfer Partners, LP 4.20% 2027	958	964
Energy Transfer Partners, LP 4.95% 2028	12,225	12,845
Energy Transfer Partners, LP 5.25% 2029	13,157	14,144
Energy Transfer Partners, LP 5.30% 2047	13,961	13,782
Energy Transfer Partners, LP 5.40% 2047	10,000	9,993
Energy Transfer Partners, LP 6.00% 2048	13,082	14,167
Energy Transfer Partners, LP 6.25% 2049	13,157	14,767
EnLink Midstream Partners, LP 5.45% 2047	13,790	12,342
Enterprise Products Operating LLC 3.90% 2024	16,545	17,195
Enterprise Products Operating LLC 3.95% 2027	550	571
EOG Resources, Inc. 4.15% 2026	10,220	10,837
EQT Corp. 3.00% 2022	7,635	7,500
EQT Corp. 3.90% 2027	15,080	14,124
Equinor ASA 3.625% 2028	49,745	51,819
Exxon Mobil Corp. 2.222% 2021	18,000	17,928
Exxon Mobil Corp. 2.726% 2023	12,000	12,094
Halliburton Co. 3.80% 2025	4,465	4,571
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	4,020
American Balanced Fund — Page 10 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 3.45% 2023	$ 15,700	$ 15,895
Kinder Morgan, Inc. 4.30% 2028	15,000	15,518
Kinder Morgan, Inc. 5.30% 2034	8,205	8,912
Kinder Morgan, Inc. 5.20% 2048	12,926	13,653
Marathon Oil Corp. 4.40% 2027	10,525	10,852
MPLX LP 4.125% 2027	5,880	5,927
MPLX LP 4.50% 2038	12,500	11,920
Noble Energy, Inc. 3.85% 2028	19,650	19,393
Noble Energy, Inc. 4.95% 2047	6,000	5,946
Petróleos Mexicanos 5.375% 2022	40,000	40,960
Petróleos Mexicanos 4.625% 2023	12,000	11,850
Petróleos Mexicanos 6.875% 2026	103,276	107,903
Petróleos Mexicanos 6.50% 2027	36,885	37,132
Petróleos Mexicanos 5.35% 2028	31,500	29,311
Petróleos Mexicanos 6.50% 2029	7,850	7,793
Phillips 66 3.90% 2028	24,325	24,794
Phillips 66 4.875% 2044	40,000	43,989
Phillips 66 Partners LP 3.605% 2025	1,950	1,950
Phillips 66 Partners LP 3.55% 2026	3,350	3,295
Phillips 66 Partners LP 3.75% 2028	8,775	8,662
Phillips 66 Partners LP 4.68% 2045	6,580	6,469
Phillips 66 Partners LP 4.90% 2046	5,510	5,627
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,655
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	50,000	54,220
Sabine Pass Liquefaction, LLC 5.75% 2024	50,000	55,157
Sabine Pass Liquefaction, LLC 5.875% 2026	10,265	11,434
Sabine Pass Liquefaction, LLC 4.20% 2028	13,155	13,286
Schlumberger BV 3.625% 2022[3]	11,340	11,664
Schlumberger BV 4.00% 2025[3]	18,578	19,183
Shell International Finance BV 2.25% 2020	8,375	8,342
Shell International Finance BV 1.875% 2021	15,000	14,802
Shell International Finance BV 3.50% 2023	8,940	9,252
Shell International Finance BV 3.875% 2028	15,000	15,921
Statoil ASA 2.75% 2021	5,395	5,432
Statoil ASA 3.25% 2024	1,690	1,732
Statoil ASA 4.25% 2041	6,000	6,400
TC PipeLines, LP 4.375% 2025	6,390	6,567
Total Capital International 3.455% 2029	52,380	53,735
Total Capital SA 3.883% 2028	55,000	58,105
TransCanada PipeLines Ltd. 4.25% 2028	17,075	17,848
TransCanada PipeLines Ltd. 4.75% 2038	22,400	23,513
TransCanada PipeLines Ltd. 5.00% 2043	10,000	10,527
TransCanada PipeLines Ltd. 4.875% 2048	10,000	10,523
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[5]	6,410	6,276
Western Gas Partners LP 3.95% 2025	3,730	3,683
Western Gas Partners LP 4.65% 2026	7,045	7,148
Western Gas Partners LP 5.30% 2048	20,000	19,002
Williams Partners LP 4.50% 2023	6,400	6,724
Williams Partners LP 4.30% 2024	7,870	8,190
Woodside Petroleum Ltd. 3.65% 2025[3]	12,400	12,340
		1,665,976
American Balanced Fund — Page 11 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples 1.15%	Principal amount (000)	Value (000)
Altria Group, Inc. 9.25% 2019	$ 5,067	$ 5,180
Altria Group, Inc. 4.40% 2026	25,754	26,551
Altria Group, Inc. 4.80% 2029	55,420	57,240
Altria Group, Inc. 9.95% 2038	13,500	19,520
Altria Group, Inc. 5.80% 2039	45,980	48,782
Altria Group, Inc. 4.50% 2043	5,466	4,923
Altria Group, Inc. 5.95% 2049	68,799	73,932
Anheuser-Busch Co./InBev Worldwide 4.70% 2036[3]	6,725	6,738
Anheuser-Busch Co./InBev Worldwide 4.90% 2046[3]	8,275	8,329
Anheuser-Busch InBev NV 4.15% 2025	42,036	43,852
Anheuser-Busch InBev NV 4.00% 2028	69,467	70,666
Anheuser-Busch InBev NV 4.75% 2029	24,688	26,312
Anheuser-Busch InBev NV 5.45% 2039	34,000	36,888
Anheuser-Busch InBev NV 4.60% 2048	9,578	9,246
Anheuser-Busch InBev NV 5.55% 2049	13,164	14,494
British American Tobacco International Finance PLC 3.95% 2025[3]	16,500	16,562
British American Tobacco PLC 3.222% 2024	124,000	121,386
British American Tobacco PLC 3.557% 2027	76,414	72,487
British American Tobacco PLC 4.39% 2037	25,500	23,067
British American Tobacco PLC 4.54% 2047	40,500	35,593
Conagra Brands, Inc. 3.80% 2021	12,607	12,847
Conagra Brands, Inc. 4.30% 2024	83,036	86,103
Conagra Brands, Inc. 4.85% 2028	16,570	17,435
Conagra Brands, Inc. 5.30% 2038	23,000	23,412
Constellation Brands, Inc. 2.65% 2022	27,175	26,855
Constellation Brands, Inc. 2.70% 2022	2,905	2,885
Constellation Brands, Inc. 3.20% 2023	10,715	10,794
Constellation Brands, Inc. 3.60% 2028	10,000	9,804
Constellation Brands, Inc. 4.50% 2047	3,465	3,357
Constellation Brands, Inc. 4.10% 2048	22,000	20,047
Costco Wholesale Corp. 2.75% 2024	57,500	57,958
General Mills, Inc. 3.70% 2023	3,120	3,201
Imperial Tobacco Finance PLC 3.50% 2023[3]	17,000	17,003
Keurig Dr Pepper Inc. 4.057% 2023[3]	37,500	38,610
Keurig Dr Pepper Inc. 4.417% 2025[3]	48,696	50,559
Keurig Dr Pepper Inc. 4.597% 2028[3]	15,564	16,241
Keurig Dr Pepper Inc. 4.985% 2038[3]	37,945	38,843
Keurig Dr Pepper Inc. 5.085% 2048[3]	22,076	22,676
Kraft Heinz Co. 3.50% 2022	23,285	23,557
Kraft Heinz Co. 4.375% 2046	5,290	4,604
Kroger Co. 3.50% 2026	16,135	15,977
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,543
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,565
Molson Coors Brewing Co. 1.45% 2019	7,465	7,435
Molson Coors Brewing Co. 2.25% 2020	8,590	8,538
Molson Coors Brewing Co. 3.00% 2026	9,670	9,168
Molson Coors Brewing Co. 4.20% 2046	10,475	9,344
Pernod Ricard SA 4.45% 2022[3]	9,600	9,979
Philip Morris International Inc. 2.00% 2020	23,400	23,247
Philip Morris International Inc. 1.875% 2021	6,340	6,263
Philip Morris International Inc. 2.375% 2022	20,565	20,315
Philip Morris International Inc. 2.625% 2022	13,750	13,742
Philip Morris International Inc. 3.25% 2024	10,000	10,158
Philip Morris International Inc. 3.375% 2025	27,395	27,659
American Balanced Fund — Page 12 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 4.25% 2044	$ 6,000	$ 5,847
Procter & Gamble Co. 1.70% 2021	8,270	8,124
Reckitt Benckiser Group PLC 2.375% 2022[3]	19,000	18,726
Reynolds American Inc. 3.25% 2022	10,640	10,565
Reynolds American Inc. 4.00% 2022	3,410	3,485
Reynolds American Inc. 4.45% 2025	74,115	76,217
Reynolds American Inc. 5.70% 2035	1,555	1,613
Reynolds American Inc. 5.85% 2045	32,595	33,541
Wal-Mart Stores, Inc. 3.40% 2023	30,140	31,103
Wal-Mart Stores, Inc. 3.70% 2028	20,996	22,125
WM. Wrigley Jr. Co. 3.375% 2020[3]	22,500	22,734
		1,614,552
Utilities 1.11%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[3]	25,500	26,259
AEP Transmission Co. LLC 3.75% 2047	9,870	9,739
AEP Transmission Co. LLC 4.25% 2048	12,600	13,416
Ameren Corp. 3.65% 2026	1,410	1,423
Ameren Corp. 3.70% 2047	10,000	9,855
Ameren Corp. 4.50% 2049	13,000	14,551
American Electric Power Co., Inc. 2.15% 2020	9,800	9,713
American Electric Power Co., Inc. 2.95% 2022	13,694	13,735
Berkshire Hathaway Energy Co. 2.40% 2020	4,355	4,348
Centerpoint Energy, Inc. 2.50% 2022	4,510	4,420
CenterPoint Energy, Inc. 3.85% 2024	10,915	11,143
CMS Energy Corp. 5.05% 2022	8,215	8,686
Comision Federal de Electricidad 4.75% 2027[3]	10,725	10,863
Commonwealth Edison Co. 2.55% 2026	11,270	10,917
Commonwealth Edison Co. 4.35% 2045	8,345	8,946
Commonwealth Edison Co. 4.00% 2048	11,750	12,089
Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,600	9,404
Consolidated Edison Co. of New York, Inc. 4.50% 2058	19,825	20,864
Consumers Energy Co. 3.375% 2023	1,435	1,474
Consumers Energy Co. 3.125% 2024	10,520	10,583
Consumers Energy Co. 3.25% 2046	10,635	9,770
Consumers Energy Co. 4.05% 2048	27,710	29,410
Dominion Resources, Inc. 1.60% 2019	3,660	3,643
Dominion Resources, Inc. 2.962% 2019[5]	11,040	11,042
Dominion Resources, Inc. 2.579% 2020[5]	7,025	6,988
Dominion Resources, Inc. 2.00% 2021	6,765	6,607
Dominion Resources, Inc. 2.75% 2022	36,516	36,232
DTE Electric Co. 3.95% 2049	16,745	17,282
Duke Energy Carolinas, Inc. 3.95% 2028	21,375	22,802
Duke Energy Carolinas, Inc. 3.70% 2047	6,625	6,516
Duke Energy Corp. 3.75% 2024	24,295	25,080
Duke Energy Corp. 2.65% 2026	21,250	20,271
Duke Energy Florida, LLC 3.20% 2027	23,075	23,284
Duke Energy Ohio, Inc. 3.70% 2046	7,475	7,299
Duke Energy Progress Inc. 4.15% 2044	26,190	27,365
Duke Energy Progress Inc. 3.70% 2046	29,270	28,674
Duke Energy Progress, LLC 3.375% 2023	3,925	4,038
EDP Finance BV 3.625% 2024[3]	48,525	48,251
Electricité de France SA 2.35% 2020[3]	4,600	4,576
Electricité de France SA 4.875% 2038[3]	6,350	6,493
American Balanced Fund — Page 13 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Electricité de France SA 6.95% 2039[3]	$ 3,025	$ 3,840
Electricité de France SA 5.60% 2040	1,475	1,610
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	11,600	12,400
Emera US Finance LP 2.70% 2021	6,165	6,112
Emera US Finance LP 3.55% 2026	17,715	17,536
Enel Finance International SA 2.875% 2022[3]	7,766	7,640
Enel Finance International SA 2.75% 2023[3]	53,034	51,392
Enel Finance International SA 4.25% 2023[3]	35,981	36,809
Enel Finance International SA 4.625% 2025[3]	34,296	35,527
Enel Finance International SA 3.50% 2028[3]	26,650	25,096
Enel Finance International SA 4.875% 2029[3]	30,000	31,317
Enersis Américas SA 4.00% 2026	4,330	4,287
Entergy Corp. 4.00% 2022	7,994	8,219
Entergy Corp. 2.95% 2026	24,040	23,141
Entergy Louisiana, LLC 4.20% 2048	14,025	14,635
Eversource Energy 3.80% 2023	10,245	10,619
Eversource Energy 2.70% 2026	4,085	3,941
Exelon Corp. 2.85% 2020	15,000	14,988
Exelon Corp. 3.497% 2022[5]	90,158	91,145
Exelon Corp. 3.40% 2026	2,840	2,841
Exelon Corp. 4.45% 2046	2,525	2,611
FirstEnergy Corp. 3.90% 2027	35,388	35,967
FirstEnergy Corp. 4.85% 2047	43,720	47,039
FirstEnergy Corp., Series B, 4.25% 2023	33,180	34,645
Great Plains Energy Inc. 4.20% 2047	8,400	8,797
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	20,812
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	21,487
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,412
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	22,000	21,592
NiSource Finance Corp. 2.65% 2022	14,850	14,636
Northeast Utilities 3.15% 2025	8,845	8,844
Northern States Power Co. 4.125% 2044	18,000	18,921
NV Energy, Inc. 6.25% 2020	10,168	10,722
Pacific Gas and Electric Co. 4.75% 2024[8]	20,000	18,300
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	19,071
PacifiCorp., First Mortgage Bonds, 4.125% 2049	18,825	19,526
Public Service Co. of Colorado 2.25% 2022	6,000	5,928
Public Service Electric and Gas Co., 3.05% 2024	13,425	13,492
Public Service Enterprise Group Inc. 1.90% 2021	6,810	6,736
Public Service Enterprise Group Inc. 2.65% 2022	13,175	13,076
Public Service Enterprise Group Inc. 2.25% 2026	3,875	3,651
Puget Energy, Inc. 6.50% 2020	5,750	6,069
Puget Energy, Inc. 6.00% 2021	13,200	14,037
Puget Energy, Inc. 5.625% 2022	15,427	16,471
Puget Energy, Inc. 3.65% 2025	9,400	9,356
South Carolina Electric & Gas Co. 4.25% 2028	13,725	14,832
Southern California Edison Co. 2.90% 2021	10,451	10,379
Southern California Edison Co. 3.40% 2023	3,866	3,840
Southern California Edison Co. 3.50% 2023	19,581	19,490
Southern California Edison Co. 3.70% 2025	21,948	21,844
Southern California Edison Co. 4.20% 2029	54,350	55,252
Southern California Edison Co. 4.875% 2049	16,423	17,451
Tampa Electric Co. 4.35% 2044	11,410	11,618
Virginia Electric and Power Co. 2.95% 2026	8,247	8,088
American Balanced Fund — Page 14 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Virginia Electric and Power Co. 3.50% 2027	$10,000	$ 10,200
Virginia Electric and Power Co. 4.60% 2048	10,125	11,214
Xcel Energy Inc. 4.70% 2020	4,845	4,905
Xcel Energy Inc. 3.30% 2025	5,795	5,858
		1,562,315
Consumer discretionary 1.04%
Amazon.com, Inc. 2.40% 2023	24,500	24,284
Amazon.com, Inc. 2.80% 2024	24,500	24,566
Amazon.com, Inc. 3.80% 2024	35,000	36,838
American Honda Finance Corp. 3.50% 2028	10,000	10,247
Bayerische Motoren Werke AG 3.45% 2023[3]	61,070	62,184
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	9,780	9,723
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	22,525	22,046
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	40,000	40,013
DaimlerChrysler North America Holding Corp. 3.35% 2023[3]	12,800	12,953
DaimlerChrysler North America Holding Corp. 3.65% 2024[3]	23,000	23,371
DaimlerChrysler North America Holding Corp. 3.75% 2028[3]	4,198	4,164
Ford Motor Credit Co. 2.597% 2019	13,000	12,964
Ford Motor Credit Co. 2.343% 2020	36,275	35,526
Ford Motor Credit Co. 3.157% 2020	14,624	14,525
Ford Motor Credit Co. 3.20% 2021	8,300	8,185
Ford Motor Credit Co. 3.47% 2021	993	983
Ford Motor Credit Co. 3.813% 2021	23,321	23,119
Ford Motor Credit Co. 2.979% 2022	13,734	13,137
Ford Motor Credit Co. 3.219% 2022	590	574
Ford Motor Credit Co. 3.339% 2022	29,703	28,857
Ford Motor Credit Co. 5.596% 2022	17,641	18,208
Ford Motor Credit Co. 3.096% 2023	42,618	40,007
Ford Motor Credit Co. 4.14% 2023	20,000	19,603
Ford Motor Credit Co. 4.375% 2023	10,714	10,501
Ford Motor Credit Co. 3.815% 2027	6,000	5,235
General Motors Co. 4.875% 2023	29,826	31,090
General Motors Co. 4.35% 2025	5,780	5,764
General Motors Co. 6.25% 2043	8,424	8,442
General Motors Co. 5.20% 2045	3,790	3,388
General Motors Co. 6.75% 2046	4,667	4,873
General Motors Co. 5.40% 2048	20,000	18,381
General Motors Co. 5.95% 2049	2,285	2,217
General Motors Financial Co. 2.35% 2019	18,000	17,958
General Motors Financial Co. 2.40% 2019	20,435	20,427
General Motors Financial Co. 3.70% 2020	10,000	10,086
General Motors Financial Co. 4.20% 2021	30,183	30,773
General Motors Financial Co. 3.15% 2022	7,891	7,819
General Motors Financial Co. 3.45% 2022	39,750	39,787
General Motors Financial Co. 3.45% 2022	21,750	21,768
General Motors Financial Co. 3.25% 2023	50,308	49,372
General Motors Financial Co. 3.70% 2023	52,170	51,946
General Motors Financial Co. 4.15% 2023	25,147	25,408
General Motors Financial Co. 3.50% 2024	51,395	49,715
General Motors Financial Co. 3.95% 2024	45,284	44,867
General Motors Financial Co. 5.10% 2024	2,655	2,758
General Motors Financial Co. 4.30% 2025	8,175	8,142
General Motors Financial Co. 4.35% 2027	11,250	10,953
American Balanced Fund — Page 15 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 1.80% 2020	$19,600	$ 19,461
Home Depot, Inc. 4.40% 2021	15,000	15,495
Home Depot, Inc 3.25% 2022	20,125	20,597
Home Depot, Inc. 5.95% 2041	7,500	9,648
Home Depot, Inc. 4.25% 2046	16,500	17,567
Hyundai Capital America 2.00% 2019[3]	11,960	11,934
Hyundai Capital America 2.55% 2020[3]	8,300	8,243
Hyundai Capital America 3.45% 2021[3]	42,460	42,557
Hyundai Capital America 3.75% 2021[3]	20,000	20,151
Hyundai Capital America 3.25% 2022[3]	17,700	17,613
Hyundai Capital America 3.95% 2022[3]	20,000	20,295
Lowe’s Companies, Inc. 2.50% 2026	23,310	22,038
McDonald’s Corp. 3.80% 2028	14,775	15,290
Newell Rubbermaid Inc. 3.85% 2023	4,770	4,722
Nordstrom, Inc. 4.00% 2021	6,245	6,393
Starbucks Corp. 3.10% 2023	22,854	23,098
Starbucks Corp. 4.50% 2048	13,480	13,816
Toyota Motor Credit Corp. 2.25% 2023	14,085	13,821
Toyota Motor Credit Corp. 3.05% 2028	15,800	15,813
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	54,878	56,022
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	60,901	62,811
Volkswagen Group of America Finance, LLC 4.625% 2025[3]	47,466	49,187
		1,454,319
Communication services 0.70%
Alphabet Inc. 1.998% 2026	17,000	16,066
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.777% 2024[7]	36,350	36,077
AT&T Inc. 4.35% 2029	66,765	68,291
British Telecommunications PLC 9.625% 2030[5]	7,758	11,106
CBS Corp. 3.50% 2025	15,000	14,952
CBS Corp. 4.60% 2045	25,000	23,926
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	12,500	13,029
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	10,554
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	19,767	20,853
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	7,925	8,904
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	10,000	9,979
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	47,998	50,322
Comcast Corp. 3.95% 2025	38,738	40,567
Comcast Corp. 3.15% 2026	11,215	11,177
Comcast Corp. 2.35% 2027	17,000	15,907
Comcast Corp. 4.15% 2028	23,524	24,823
Comcast Corp. 3.20% 2036	7,250	6,603
Comcast Corp. 6.45% 2037	15,000	19,153
Comcast Corp. 3.90% 2038	12,750	12,567
Comcast Corp. 4.60% 2038	20,000	21,479
Comcast Corp. 4.60% 2045	20,000	21,388
Comcast Corp. 4.70% 2048	15,355	16,748
Deutsche Telekom International Finance BV 1.95% 2021[3]	10,000	9,776
Deutsche Telekom International Finance BV 2.82% 2022[3]	45,985	45,882
Deutsche Telekom International Finance BV 3.60% 2027[3]	37,214	36,769
Deutsche Telekom International Finance BV 9.25% 2032	6,194	9,012
Fox Corp. 3.666% 2022[3]	17,915	18,281
Fox Corp. 4.03% 2024[3]	19,480	20,225
Fox Corp. 4.709% 2029[3]	20,000	21,432
American Balanced Fund — Page 16 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Fox Corp. 5.476% 2039[3]	$ 20,000	$ 22,220
Fox Corp. 5.576% 2049[3]	15,000	16,999
France Télécom 4.125% 2021	20,000	20,695
NBCUniversal Enterprise, Inc. 5.25% 2049[3]	5,730	5,818
Orange SA 5.50% 2044	14,000	16,196
Time Warner Inc. 3.80% 2027	6,045	6,020
Verizon Communications Inc. 4.125% 2027	26,900	28,188
Verizon Communications Inc. 4.50% 2033	23,000	24,389
Verizon Communications Inc. 4.40% 2034	14,875	15,517
Verizon Communications Inc. 4.272% 2036	47,680	48,367
Verizon Communications Inc. 4.125% 2046	30,000	29,172
Verizon Communications Inc. 4.862% 2046	9,750	10,436
Vodafone Group PLC 3.75% 2024	41,200	41,592
Vodafone Group PLC 4.125% 2025	18,000	18,364
Vodafone Group PLC 4.375% 2028	17,500	17,821
Vodafone Group PLC 5.00% 2038	10,000	9,909
Vodafone Group PLC 5.25% 2048	10,000	10,017
		977,568
Information technology 0.57%
Apple Inc. 3.00% 2024	10,000	10,147
Apple Inc. 2.75% 2025	31,000	30,855
Apple Inc. 2.90% 2027	20,000	19,754
Broadcom Inc. 3.125% 2022[3]	32,600	32,451
Broadcom Inc. 3.625% 2024[3]	32,600	32,345
Broadcom Inc. 4.25% 2026[3]	152,600	151,472
Broadcom Inc. 4.75% 2029[3]	83,270	82,874
Broadcom Ltd. 3.625% 2024	136,825	136,623
Broadcom Ltd. 3.875% 2027	107,415	102,789
Broadcom Ltd. 3.50% 2028	28,198	26,001
Intel Corp. 3.70% 2025	22,000	23,095
Microsoft Corp. 1.55% 2021	11,600	11,330
Microsoft Corp. 2.40% 2026	15,000	14,570
Microsoft Corp. 3.30% 2027	21,655	22,282
Microsoft Corp. 4.20% 2035	18,000	19,844
Microsoft Corp. 4.10% 2037	10,750	11,725
Microsoft Corp. 3.70% 2046	15,000	15,379
Visa Inc. 2.80% 2022	23,000	23,245
Visa Inc. 3.15% 2025	34,000	34,630
		801,411
Industrials 0.49%
3M Co. 2.25% 2026	10,000	9,608
Boeing Co. 2.80% 2024	14,510	14,545
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021	25	26
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	375	399
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[2]	294	303
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[2]	1,733	1,781
CSX Corp. 3.80% 2028	43,025	44,214
CSX Corp. 4.25% 2029	14,593	15,523
CSX Corp. 4.30% 2048	19,000	19,434
CSX Corp. 4.50% 2049	12,625	13,304
FedEx Corp. 4.75% 2045	35,000	34,910
Fortive Corp. 1.80% 2019	924	920
American Balanced Fund — Page 17 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Fortive Corp. 2.35% 2021	$ 6,505	$ 6,439
General Dynamics Corp. 3.375% 2023	24,469	25,169
General Dynamics Corp. 3.50% 2025	19,536	20,224
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,602
General Electric Co. 2.70% 2022	11,000	10,809
General Electric Co. 4.125% 2042	11,000	9,582
Honeywell International Inc. 1.85% 2021	17,905	17,596
Lockheed Martin Corp. 3.10% 2023	4,710	4,766
Lockheed Martin Corp. 3.55% 2026	18,885	19,515
Northrop Grumman Corp. 2.93% 2025	35,118	34,678
Northrop Grumman Corp. 3.25% 2028	19,115	18,823
Rockwell Collins, Inc. 1.95% 2019	8,465	8,444
Rockwell Collins, Inc. 2.80% 2022	22,725	22,687
Roper Technologies, Inc. 2.80% 2021	9,660	9,635
Roper Technologies, Inc. 3.80% 2026	8,325	8,437
Siemens AG 2.70% 2022[3]	51,020	51,013
Southwest Airlines Co. 2.75% 2019	6,255	6,250
Thomson Reuters Corp. 4.30% 2023	4,500	4,686
Thomson Reuters Corp. 3.35% 2026	12,410	11,928
Thomson Reuters Corp. 5.65% 2043	2,000	2,199
Union Pacific Corp. 3.15% 2024	22,072	22,424
Union Pacific Corp. 3.75% 2025	24,640	25,661
Union Pacific Corp. 3.95% 2028	30,000	31,518
Union Pacific Corp. 3.70% 2029	31,310	32,220
United Technologies Corp. 3.10% 2022	14,783	14,890
United Technologies Corp. 3.65% 2023	23,737	24,384
United Technologies Corp. 3.95% 2025	13,225	13,757
United Technologies Corp. 3.125% 2027	33,000	32,304
United Technologies Corp. 4.125% 2028	16,815	17,540
Waste Management, Inc. 2.90% 2022	15,000	15,064
		680,211
Real estate 0.33%
Alexandria Real Estate Equities, Inc. 3.95% 2028	3,970	4,002
Alexandria Real Estate Equities, Inc. 4.85% 2049	8,165	8,562
American Campus Communities, Inc. 3.35% 2020	21,070	21,158
American Campus Communities, Inc. 3.75% 2023	11,715	11,884
American Campus Communities, Inc. 4.125% 2024	10,965	11,220
American Campus Communities, Inc. 3.625% 2027	8,932	8,747
American Tower Corp. 3.55% 2027	6,815	6,718
American Tower Corp. 3.60% 2028	15,000	14,811
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,676
Corporate Office Properties LP 3.60% 2023	6,000	5,942
Corporate Office Properties LP 5.25% 2024	20,030	21,117
Corporate Office Properties LP 5.00% 2025	1,235	1,289
EPR Properties 4.75% 2026	29,600	30,449
EPR Properties 4.50% 2027	20,125	20,314
ERP Operating LP 4.75% 2020	12,000	12,253
Essex Portfolio LP 3.875% 2024	27,215	27,897
Essex Portfolio LP 3.50% 2025	27,075	27,182
Essex Portfolio LP 3.375% 2026	2,395	2,371
Hospitality Properties Trust 4.25% 2021	8,425	8,493
Hospitality Properties Trust 5.00% 2022	4,350	4,507
Hospitality Properties Trust 4.50% 2023	21,820	22,111
American Balanced Fund — Page 18 of 39

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Hospitality Properties Trust 4.95% 2027	$ 11,000	$ 10,969
Hospitality Properties Trust 3.95% 2028	12,610	11,577
Prologis, Inc. 4.25% 2023	20,000	21,160
Public Storage 2.37% 2022	8,640	8,557
Scentre Group 2.375% 2019[3]	14,845	14,802
Scentre Group 3.25% 2025[3]	1,780	1,749
Scentre Group 3.50% 2025[3]	10,415	10,419
Scentre Group 3.75% 2027[3]	13,620	13,675
WEA Finance LLC 2.70% 2019[3]	5,395	5,392
WEA Finance LLC 3.25% 2020[3]	26,437	26,608
Welltower Inc. 3.95% 2023	20,600	21,387
Westfield Corp. Ltd. 3.15% 2022[3]	35,935	36,071
		455,069
Materials 0.26%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5Y + 4.971% on 10/19/2020)[3,5]	3,175	3,313
Chevron Phillips Chemical Co. LLC 3.30% 2023[3]	9,750	9,866
Chevron Phillips Chemical Co. LLC 3.70% 2028[3]	25,000	25,591
Dow Chemical Co. 4.55% 2025[3]	40,434	42,732
DowDuPont Inc. 4.205% 2023	25,835	27,042
DowDuPont Inc. 4.493% 2025	55,750	59,483
DowDuPont Inc. 4.725% 2028	12,547	13,563
Eastman Chemical Co. 2.70% 2020	6,518	6,515
Eastman Chemical Co. 3.80% 2025	7,405	7,583
Ecolab Inc. 4.35% 2021	816	852
Ecolab Inc. 5.50% 2041	204	251
Ecolab Inc. 3.95% 2047	1,664	1,711
Georgia-Pacific Corp. 2.539% 2019[3]	21,000	20,965
Glencore Funding LLC 4.125% 2024[3]	16,500	16,692
Holcim Ltd. 5.15% 2023[3]	17,000	17,941
International Paper Co. 7.30% 2039	7,835	9,906
Mosaic Co. 3.25% 2022	19,000	19,060
Mosaic Co. 4.05% 2027	17,940	17,941
Sherwin-Williams Co. 2.25% 2020	19,000	18,892
Sherwin-Williams Co. 2.75% 2022	8,730	8,684
Sherwin-Williams Co. 3.125% 2024	4,260	4,238
Sherwin-Williams Co. 3.45% 2027	10,930	10,758
Westlake Chemical Corp. 4.375% 2047	23,435	20,833
		364,412
Bonds & notes of governments & government agencies outside the U.S. 0.00%
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]	2,492	2,595
Total corporate bonds & notes		15,799,271
U.S. Treasury bonds & notes 10.64% U.S. Treasury 9.18%
U.S. Treasury 1.25% 2020	120,000	118,859
U.S. Treasury 1.375% 2020	443,000	438,535
U.S. Treasury 1.50% 2020	101,000	99,981
U.S. Treasury 1.625% 2020	25,000	24,820
U.S. Treasury 2.50% 2020	25,000	25,082
U.S. Treasury 2.75% 2020	45,000	45,270
U.S. Treasury 1.125% 2021	84,000	81,807
American Balanced Fund — Page 19 of 39

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2021	$162,000	$159,324
U.S. Treasury 1.375% 2021	101,350	99,538
U.S. Treasury 1.75% 2021	69,250	68,395
U.S. Treasury 2.00% 2021	75,000	74,578
U.S. Treasury 2.375% 2021	116,984	117,217
U.S. Treasury 2.75% 2021	30,000	30,364
U.S. Treasury 1.875% 2022	100,000	99,043
U.S. Treasury 1.875% 2022	77,000	76,142
U.S. Treasury 1.875% 2022	75,195	74,341
U.S. Treasury 2.00% 2022	180,000	178,598
U.S. Treasury 2.00% 2022	35,000	34,797
U.S. Treasury 2.125% 2022	220,000	219,208
U.S. Treasury 1.375% 2023	100,000	96,416
U.S. Treasury 1.375% 2023	36,935	35,663
U.S. Treasury 1.625% 2023	36,000	35,155
U.S. Treasury 2.375% 2023	40,000	40,222
U.S. Treasury 2.50% 2023	131,046	132,427
U.S. Treasury 2.625% 2023	200,002	203,506
U.S. Treasury 2.75% 2023	180,200	184,054
U.S. Treasury 2.75% 2023	20,100	20,506
U.S. Treasury 2.875% 2023	516,212	531,043
U.S. Treasury 2.125% 2024	662,600	659,360
U.S. Treasury 2.125% 2024	100,000	99,347
U.S. Treasury 2.25% 2024	462,240	461,630
U.S. Treasury 2.25% 2024	50,000	50,026
U.S. Treasury 2.375% 2024	149,681	150,739
U.S. Treasury 2.50% 2024	956,282	967,891
U.S. Treasury 2.00% 2025	30,000	29,530
U.S. Treasury 2.125% 2025	25,000	24,753
U.S. Treasury 2.50% 2025	316,060	319,906
U.S. Treasury 2.625% 2025	297,750	303,642
U.S. Treasury 2.625% 2025	62,796	63,988
U.S. Treasury 2.75% 2025	215,000	220,719
U.S. Treasury 2.75% 2025	10,765	11,049
U.S. Treasury 2.875% 2025	331,426	342,996
U.S. Treasury 3.00% 2025	475,000	495,031
U.S. Treasury 3.00% 2025	210,000	218,805
U.S. Treasury 2.00% 2026	72,620	70,910
U.S. Treasury 2.25% 2026	396,632	395,160
U.S. Treasury 2.50% 2026	53,197	53,835
U.S. Treasury 2.25% 2027	80,250	79,709
U.S. Treasury 2.375% 2027	4,350	4,358
U.S. Treasury 2.75% 2028	10,941	11,264
U.S. Treasury 2.875% 2028	600,000	624,054
U.S. Treasury 2.875% 2028	156,768	163,000
U.S. Treasury 3.125% 2028	128,250	136,186
U.S. Treasury 2.625% 2029	710,267	724,138
U.S. Treasury 5.375% 2031	20,000	26,034
U.S. Treasury 2.75% 2042	32,950	32,882
U.S. Treasury 2.875% 2043	36,410	37,054
U.S. Treasury 3.125% 2043	48,025	50,993
U.S. Treasury 3.125% 2044	39,797	42,260
U.S. Treasury 3.625% 2044	25,000	28,809
U.S. Treasury 2.50% 2045[9]	115,000	108,742
American Balanced Fund — Page 20 of 39

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 2045	$ 25,000	$ 26,003
U.S. Treasury 3.00% 2045	25,000	25,995
U.S. Treasury 2.50% 2046[9]	52,120	49,075
U.S. Treasury 2.875% 2046[9]	225,000	228,231
U.S. Treasury 2.75% 2047[9]	333,000	328,861
U.S. Treasury 3.00% 2047	60,062	62,358
U.S. Treasury 3.00% 2048	4,047	4,195
U.S. Treasury 3.375% 2048[9]	561,063	625,535
U.S. Treasury 3.00% 2049[9]	1,115,950	1,158,267
		12,862,211
U.S. Treasury inflation-protected securities 1.46%
U.S. Treasury Inflation-Protected Security 0.125% 2021[10]	106,198	105,411
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	102,822	101,618
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	354,410	358,091
U.S. Treasury Inflation-Protected Security 0.375% 2025[10]	170,350	170,387
U.S. Treasury Inflation-Protected Security 2.375% 2025[10]	66,764	74,218
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	168,006	164,470
U.S. Treasury Inflation-Protected Security 0.375% 2027[10]	232,620	230,761
U.S. Treasury Inflation-Protected Security 0.375% 2027[10]	39,100	38,846
U.S. Treasury Inflation-Protected Security 0.50% 2028[10]	307,446	307,085
U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	150,406	153,971
U.S. Treasury Inflation-Protected Security 1.75% 2028[10]	32,319	35,740
U.S. Treasury Inflation-Protected Security 0.75% 2042[10]	54,040	52,745
U.S. Treasury Inflation-Protected Security 1.375% 2044[10]	127,923	141,689
U.S. Treasury Inflation-Protected Security 1.00% 2046[10]	75,357	76,984
U.S. Treasury Inflation-Protected Security 0.875% 2047[10]	36,494	36,209
		2,048,225
Total U.S. Treasury bonds & notes		14,910,436
Mortgage-backed obligations 8.61%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,7,11]	9,259	9,384
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[3,7,11]	8,950	8,964
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[2,3,7,11]	14,367	14,599
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 4.846% 2033[7,11]	972	1,001
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[11]	3,370	3,396
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[11]	15,265	15,939
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.436% 2024[7,11]	25	25
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 4.086% 2024[3,7,11]	126	126
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[11]	304	338
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[11]	142	161
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[11]	1,714	1,768
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.6167% 2048[11]	5,600	5,760
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[3,11]	9,500	9,770
Fannie Mae 3.50% 2020[11]	556	570
Fannie Mae 3.50% 2020[11]	433	443
Fannie Mae 3.50% 2020[11]	293	300
Fannie Mae 3.50% 2020[11]	212	217
Fannie Mae 3.50% 2020[11]	164	168
Fannie Mae 3.50% 2020[11]	94	97
Fannie Mae 3.50% 2020[11]	55	56
Fannie Mae 3.50% 2020[11]	3	3
American Balanced Fund — Page 21 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2020[11]	$ 3	$ 3
Fannie Mae 3.50% 2021[11]	1,894	1,938
Fannie Mae 3.50% 2021[11]	1,539	1,576
Fannie Mae 3.50% 2021[11]	1,518	1,553
Fannie Mae 3.50% 2021[11]	1,361	1,393
Fannie Mae 3.50% 2021[11]	719	735
Fannie Mae 3.50% 2021[11]	404	413
Fannie Mae 3.50% 2021[11]	139	142
Fannie Mae 3.50% 2021[11]	100	102
Fannie Mae 3.50% 2021[11]	88	90
Fannie Mae 3.50% 2021[11]	76	78
Fannie Mae 3.50% 2021[11]	56	57
Fannie Mae 3.50% 2021[11]	33	33
Fannie Mae 3.50% 2021[11]	8	8
Fannie Mae 3.50% 2022[11]	444	454
Fannie Mae 3.50% 2022[11]	182	186
Fannie Mae 3.50% 2022[11]	137	140
Fannie Mae 3.50% 2022[11]	30	30
Fannie Mae 3.50% 2022[11]	16	16
Fannie Mae 3.50% 2022[11]	15	15
Fannie Mae 3.50% 2022[11]	12	13
Fannie Mae 3.50% 2023[11]	320	328
Fannie Mae 3.50% 2023[11]	272	279
Fannie Mae 3.50% 2023[11]	52	53
Fannie Mae 3.50% 2023[11]	33	34
Fannie Mae 3.50% 2023[11]	8	8
Fannie Mae 3.50% 2024[11]	547	560
Fannie Mae 3.50% 2024[11]	539	552
Fannie Mae 3.50% 2024[11]	446	457
Fannie Mae 3.50% 2024[11]	301	308
Fannie Mae 3.50% 2024[11]	222	227
Fannie Mae 3.50% 2024[11]	13	13
Fannie Mae 3.50% 2024[11]	13	13
Fannie Mae 3.50% 2024[11]	12	12
Fannie Mae 3.50% 2025[11]	3,955	4,048
Fannie Mae 3.50% 2025[11]	2,069	2,120
Fannie Mae 3.50% 2025[11]	1,124	1,153
Fannie Mae 3.50% 2025[11]	1,021	1,047
Fannie Mae 3.50% 2025[11]	939	963
Fannie Mae 3.50% 2025[11]	840	862
Fannie Mae 3.50% 2025[11]	718	735
Fannie Mae 3.50% 2025[11]	490	503
Fannie Mae 3.50% 2025[11]	364	374
Fannie Mae 3.50% 2025[11]	199	204
Fannie Mae 3.50% 2025[11]	93	95
Fannie Mae 3.50% 2025[11]	60	62
Fannie Mae 3.50% 2025[11]	26	27
Fannie Mae 3.50% 2026[11]	6,311	6,477
Fannie Mae 3.50% 2026[11]	5,047	5,170
Fannie Mae 3.50% 2026[11]	4,068	4,172
Fannie Mae 3.50% 2026[11]	2,724	2,795
Fannie Mae 3.50% 2026[11]	2,027	2,077
Fannie Mae 3.50% 2026[11]	967	993
Fannie Mae 3.50% 2026[11]	967	993
Fannie Mae 3.50% 2026[11]	923	947
American Balanced Fund — Page 22 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2026[11]	$ 902	$ 925
Fannie Mae 3.50% 2026[11]	713	730
Fannie Mae 3.50% 2026[11]	444	454
Fannie Mae 3.50% 2026[11]	218	224
Fannie Mae 3.50% 2026[11]	189	193
Fannie Mae 3.50% 2026[11]	167	171
Fannie Mae 3.50% 2026[11]	110	113
Fannie Mae 3.50% 2026[11]	90	92
Fannie Mae 3.50% 2026[11]	77	79
Fannie Mae 3.50% 2026[11]	28	29
Fannie Mae 3.50% 2026[11]	9	9
Fannie Mae 3.50% 2027[11]	25,545	26,172
Fannie Mae 3.50% 2027[11]	4,013	4,115
Fannie Mae 3.50% 2027[11]	2,074	2,127
Fannie Mae 3.50% 2027[11]	981	1,008
Fannie Mae 3.50% 2027[11]	165	169
Fannie Mae 3.50% 2027[11]	124	127
Fannie Mae 3.50% 2027[11]	118	121
Fannie Mae 3.50% 2027[11]	68	70
Fannie Mae 3.50% 2027[11]	37	38
Fannie Mae 3.50% 2027[11]	28	28
Fannie Mae 3.50% 2028[11]	4,201	4,310
Fannie Mae 3.50% 2028[11]	3,331	3,416
Fannie Mae 3.50% 2028[11]	408	418
Fannie Mae 3.50% 2028[11]	170	174
Fannie Mae 3.50% 2028[11]	115	118
Fannie Mae 3.50% 2028[11]	83	85
Fannie Mae 3.50% 2028[11]	74	76
Fannie Mae 3.50% 2028[11]	42	43
Fannie Mae 3.50% 2029[11]	370	379
Fannie Mae 3.50% 2030[11]	169	173
Fannie Mae 3.50% 2030[11]	166	170
Fannie Mae 3.50% 2030[11]	28	29
Fannie Mae 3.50% 2030[11]	18	18
Fannie Mae 3.50% 2030[11]	12	13
Fannie Mae 3.50% 2030[11]	13	13
Fannie Mae 3.50% 2030[11]	11	11
Fannie Mae 3.50% 2031[11]	226	231
Fannie Mae 3.50% 2031[11]	40	42
Fannie Mae 3.50% 2031[11]	38	38
Fannie Mae 3.50% 2031[11]	30	30
Fannie Mae 3.50% 2032[11]	132	135
Fannie Mae 3.50% 2032[11]	31	32
Fannie Mae 3.50% 2032[11]	26	27
Fannie Mae 3.50% 2033[11]	15,336	15,696
Fannie Mae 3.50% 2033[11]	9,184	9,399
Fannie Mae 3.50% 2033[11]	3,069	3,141
Fannie Mae 3.50% 2033[11]	460	471
Fannie Mae 3.50% 2033[11]	292	299
Fannie Mae 3.50% 2033[11]	190	194
Fannie Mae 3.50% 2033[11]	102	105
Fannie Mae 3.50% 2033[11]	48	49
Fannie Mae 3.50% 2033[11]	23	24
Fannie Mae 4.00% 2033[11]	94,408	97,304
Fannie Mae 5.50% 2033[11]	1,738	1,906
American Balanced Fund — Page 23 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.50% 2033[11]	$ 1,566	$ 1,724
Fannie Mae 5.50% 2033[11]	190	209
Fannie Mae 3.00% 2034[11,12]	393,768	397,388
Fannie Mae 3.50% 2034[11,12]	131,323	134,350
Fannie Mae 3.50% 2034[11]	6,424	6,575
Fannie Mae 3.50% 2034[11]	5,640	5,773
Fannie Mae 3.50% 2034[11]	4,976	5,093
Fannie Mae 3.50% 2034[11]	4,452	4,557
Fannie Mae 3.50% 2034[11]	3,648	3,734
Fannie Mae 3.50% 2034[11]	2,181	2,232
Fannie Mae 3.50% 2034[11]	1,877	1,921
Fannie Mae 3.50% 2034[11]	1,000	1,023
Fannie Mae 3.50% 2034[11]	849	869
Fannie Mae 3.50% 2034[11]	804	823
Fannie Mae 3.50% 2034[11]	509	521
Fannie Mae 3.50% 2034[11]	252	258
Fannie Mae 3.50% 2034[11]	82	84
Fannie Mae 5.00% 2035[11]	567	603
Fannie Mae 6.50% 2035[11]	1,644	1,871
Fannie Mae 3.00% 2036[11]	84,919	85,803
Fannie Mae 6.00% 2036[11]	478	528
Fannie Mae 3.00% 2037[11]	77,940	78,752
Fannie Mae 3.00% 2037[11]	41,582	42,016
Fannie Mae 3.00% 2037[11]	33,151	33,496
Fannie Mae 6.00% 2037[11]	4,543	5,020
Fannie Mae 6.50% 2037[11]	1,094	1,251
Fannie Mae 6.50% 2037[11]	607	677
Fannie Mae 6.50% 2038[11]	1,441	1,646
Fannie Mae 5.50% 2039[11]	43	47
Fannie Mae 4.50% 2040[11]	7,937	8,395
Fannie Mae 4.50% 2040[11]	6,188	6,545
Fannie Mae 4.50% 2040[11]	4,340	4,591
Fannie Mae 5.00% 2040[11]	3,365	3,632
Fannie Mae 5.00% 2040[11]	2,266	2,446
Fannie Mae 5.00% 2040[11]	908	980
Fannie Mae 5.00% 2040[11]	795	858
Fannie Mae 4.00% 2041[11]	8,429	8,810
Fannie Mae 4.00% 2041[11]	6,582	6,878
Fannie Mae 4.00% 2041[11]	5,404	5,608
Fannie Mae 4.50% 2041[11]	5,395	5,706
Fannie Mae 4.50% 2041[11]	80	85
Fannie Mae 5.00% 2041[11]	1,260	1,360
Fannie Mae 5.00% 2041[11]	1,252	1,351
Fannie Mae 5.00% 2041[11]	967	1,044
Fannie Mae 5.00% 2041[11]	899	970
Fannie Mae 5.00% 2041[11]	823	882
Fannie Mae 5.00% 2041[11]	770	831
Fannie Mae 5.00% 2041[11]	671	720
Fannie Mae 5.00% 2041[11]	519	560
Fannie Mae 5.00% 2041[11]	390	416
Fannie Mae 5.00% 2041[11]	306	329
Fannie Mae 5.00% 2041[11]	252	272
Fannie Mae 5.00% 2041[11]	158	171
Fannie Mae 5.00% 2041[11]	127	134
Fannie Mae 5.00% 2041[11]	94	102
American Balanced Fund — Page 24 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2041[11]	$ 89	$ 96
Fannie Mae 5.00% 2041[11]	62	67
Fannie Mae 5.00% 2041[11]	17	19
Fannie Mae 5.00% 2041[11]	12	13
Fannie Mae 3.50% 2042[11]	15,721	16,066
Fannie Mae 4.00% 2042[11]	1,968	2,048
Fannie Mae 4.00% 2042[11]	1,474	1,535
Fannie Mae 5.00% 2042[11]	243	257
Fannie Mae 3.50% 2043[11]	19,386	19,811
Fannie Mae 3.50% 2043[11]	13,275	13,566
Fannie Mae 3.50% 2043[11]	9,916	10,123
Fannie Mae 3.50% 2043[11]	4,364	4,456
Fannie Mae 3.50% 2043[11]	1,760	1,797
Fannie Mae 3.50% 2043[11]	1,277	1,305
Fannie Mae 4.00% 2043[11]	12,213	12,648
Fannie Mae 4.00% 2043[11]	435	457
Fannie Mae 4.00% 2043[11]	305	321
Fannie Mae 4.00% 2043[11]	278	290
Fannie Mae 4.50% 2043[11]	9,801	10,330
Fannie Mae 3.50% 2044[11]	64,776	66,014
Fannie Mae 3.50% 2045[11]	44,072	44,860
Fannie Mae 3.50% 2045[11]	15,838	16,203
Fannie Mae 3.50% 2045[11]	11,618	11,826
Fannie Mae 4.00% 2045[11]	54,870	57,348
Fannie Mae 4.00% 2045[11]	29,816	31,162
Fannie Mae 4.00% 2045[11]	26,845	28,057
Fannie Mae 4.00% 2045[11]	21,917	22,907
Fannie Mae 3.00% 2046[11]	168,991	168,556
Fannie Mae 3.50% 2046[11]	77,594	78,981
Fannie Mae 3.50% 2046[11]	38,115	38,747
Fannie Mae 3.50% 2046[11]	26,974	27,454
Fannie Mae 3.50% 2046[11]	23,392	23,930
Fannie Mae 3.50% 2046[11]	19,899	20,279
Fannie Mae 3.50% 2046[11]	16,921	17,250
Fannie Mae 3.50% 2046[11]	15,951	16,257
Fannie Mae 3.50% 2046[11]	12,037	12,266
Fannie Mae 4.00% 2046[11]	60,448	62,537
Fannie Mae 4.00% 2046[11]	33,895	35,064
Fannie Mae 4.00% 2046[11]	27,002	27,925
Fannie Mae 4.00% 2046[11]	3,739	3,866
Fannie Mae 4.00% 2046[11]	3,429	3,571
Fannie Mae 4.00% 2046[11]	2,428	2,522
Fannie Mae 3.50% 2047[11]	109,728	111,488
Fannie Mae 3.50% 2047[11]	100,217	101,823
Fannie Mae 3.50% 2047[11]	80,468	82,168
Fannie Mae 3.50% 2047[11]	41,940	42,613
Fannie Mae 3.50% 2047[11]	35,551	36,123
Fannie Mae 3.50% 2047[11]	32,609	33,162
Fannie Mae 3.50% 2047[11]	19,826	20,144
Fannie Mae 3.50% 2047[11]	18,791	19,092
Fannie Mae 3.50% 2047[11]	15,073	15,326
Fannie Mae 3.50% 2047[11]	3,071	3,130
Fannie Mae 3.50% 2047[11]	2,767	2,812
Fannie Mae 3.50% 2047[11]	1,989	2,026
Fannie Mae 3.50% 2047[11]	1,845	1,875
American Balanced Fund — Page 25 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2047[11]	$ 1,112	$ 1,130
Fannie Mae 4.00% 2047[11]	67,935	70,246
Fannie Mae 4.00% 2047[11]	55,936	57,825
Fannie Mae 4.00% 2047[11]	50,673	52,398
Fannie Mae 4.00% 2047[11]	44,422	45,928
Fannie Mae 4.00% 2047[11]	34,479	35,908
Fannie Mae 4.00% 2047[11]	17,476	18,071
Fannie Mae 4.00% 2047[11]	10,031	10,369
Fannie Mae 4.00% 2047[11]	8,662	8,952
Fannie Mae 4.00% 2047[11]	7,920	8,183
Fannie Mae 4.50% 2047[11]	15,157	15,871
Fannie Mae 4.50% 2047[11]	88	92
Fannie Mae 4.50% 2047[11]	39	41
Fannie Mae 6.50% 2047[11]	105	112
Fannie Mae 6.50% 2047[11]	59	63
Fannie Mae 7.00% 2047[11]	96	107
Fannie Mae 7.00% 2047[11]	49	54
Fannie Mae 7.00% 2047[11]	25	27
Fannie Mae 7.00% 2047[11]	9	10
Fannie Mae 3.50% 2048[11]	342,540	348,033
Fannie Mae 3.50% 2048[11]	86,108	87,545
Fannie Mae 3.50% 2048[11]	58,465	59,529
Fannie Mae 3.50% 2048[11]	45,892	46,627
Fannie Mae 3.50% 2048[11]	44,869	45,588
Fannie Mae 3.50% 2048[11]	40,379	41,026
Fannie Mae 3.50% 2048[11]	29,794	30,271
Fannie Mae 3.50% 2048[11]	23,359	23,734
Fannie Mae 3.50% 2048[11]	18,832	19,175
Fannie Mae 3.50% 2048[11]	16,427	16,701
Fannie Mae 3.50% 2048[11]	12,706	12,937
Fannie Mae 3.50% 2048[11]	10,745	10,924
Fannie Mae 3.50% 2048[11]	8,960	9,104
Fannie Mae 3.50% 2048[11]	8,777	8,918
Fannie Mae 3.50% 2048[11]	7,343	7,461
Fannie Mae 3.50% 2048[11]	4,792	4,878
Fannie Mae 3.50% 2048[11]	3,767	3,827
Fannie Mae 3.50% 2048[11]	2,995	3,043
Fannie Mae 3.50% 2048[11]	2,473	2,513
Fannie Mae 3.50% 2048[11]	1,842	1,871
Fannie Mae 3.50% 2048[11]	— [13]	— [13]
Fannie Mae 4.00% 2048[11]	158,695	163,542
Fannie Mae 4.00% 2048[11]	127,617	131,787
Fannie Mae 4.00% 2048[11]	67,904	70,222
Fannie Mae 4.00% 2048[11]	20,384	21,045
Fannie Mae 4.00% 2048[11]	12,004	12,396
Fannie Mae 4.00% 2048[11]	9,902	10,213
Fannie Mae 4.00% 2048[11]	9,820	10,138
Fannie Mae 4.00% 2048[11]	8,094	8,360
Fannie Mae 4.00% 2048[11]	7,609	7,854
Fannie Mae 4.00% 2048[11]	5,860	6,044
Fannie Mae 4.00% 2048[11]	4,811	4,968
Fannie Mae 4.00% 2048[11]	3,906	4,025
Fannie Mae 4.00% 2048[11]	1,352	1,395
Fannie Mae 4.00% 2048[11]	942	972
Fannie Mae 4.00% 2048[11]	732	755
American Balanced Fund — Page 26 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2048[11]	$ 497	$ 514
Fannie Mae 4.00% 2048[11]	429	442
Fannie Mae 4.00% 2048[11]	398	411
Fannie Mae 4.00% 2048[11]	293	302
Fannie Mae 4.00% 2048[11]	260	269
Fannie Mae 4.00% 2048[11]	104	107
Fannie Mae 4.50% 2048[11]	245,294	256,540
Fannie Mae 4.50% 2048[11]	140,536	147,021
Fannie Mae 4.50% 2048[11]	75,062	78,564
Fannie Mae 4.50% 2048[11]	58,769	61,485
Fannie Mae 4.50% 2048[11]	26,470	27,701
Fannie Mae 4.50% 2048[11]	20,589	21,540
Fannie Mae 4.50% 2048[11]	18,338	19,177
Fannie Mae 4.50% 2048[11]	5,539	5,799
Fannie Mae 4.50% 2048[11]	2,194	2,295
Fannie Mae 4.50% 2048[11]	1,577	1,646
Fannie Mae 4.50% 2048[11]	1,440	1,507
Fannie Mae 4.50% 2048[11]	1,110	1,161
Fannie Mae 4.50% 2048[11]	886	924
Fannie Mae 4.50% 2048[11]	841	880
Fannie Mae 4.50% 2048[11]	675	706
Fannie Mae 4.50% 2048[11]	536	566
Fannie Mae 4.50% 2048[11]	388	406
Fannie Mae 4.50% 2048[11]	198	209
Fannie Mae 4.50% 2048[11]	161	169
Fannie Mae 4.50% 2048[11]	119	125
Fannie Mae 4.50% 2048[11]	114	119
Fannie Mae 4.50% 2048[11]	100	105
Fannie Mae 4.50% 2048[11]	84	88
Fannie Mae 4.50% 2048[11]	78	82
Fannie Mae 4.50% 2048[11]	— [13]	— [13]
Fannie Mae 3.00% 2049[11,12]	684,739	681,182
Fannie Mae 3.50% 2049[11,12]	354,357	359,298
Fannie Mae 3.50% 2049[11]	97,709	99,153
Fannie Mae 3.50% 2049[11]	13,184	13,440
Fannie Mae 3.50% 2049[11]	6,586	6,681
Fannie Mae 3.50% 2049[11]	2,925	2,969
Fannie Mae 3.50% 2049[11]	1,000	1,015
Fannie Mae 3.50% 2049[11]	900	913
Fannie Mae 3.50% 2049[11]	— [13]	— [13]
Fannie Mae 4.00% 2049[11,12]	159,430	164,014
Fannie Mae 4.00% 2049[11]	152,966	157,585
Fannie Mae 4.00% 2049[11]	14,264	14,695
Fannie Mae 4.00% 2049[11]	921	949
Fannie Mae 4.50% 2049[11]	3,571	3,730
Fannie Mae 3.50% 2057[11]	54,567	55,241
Fannie Mae 3.50% 2058[11]	61,963	62,729
Fannie Mae Pool #CA1054 3.50% 2048[11]	62,822	63,794
Fannie Mae Pool #BJ5926 3.50% 2048[11]	10,363	10,529
Fannie Mae Pool #BJ5927 3.50% 2048[11]	4,887	4,965
Fannie Mae Pool #BK7655 3.921% 2048[7,11]	14,695	15,196
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[11]	16,448	16,401
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[11]	12,894	12,916
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.219% 2023[7,11]	14,665	15,020
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[7,11]	18,558	19,090
American Balanced Fund — Page 27 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[7,11]	$16,169	$16,753
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[7,11]	16,865	17,184
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.481% 2024[7,11]	17,433	18,007
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.486% 2026[7,11]	38,665	37,747
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[7,11]	22,406	22,497
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.081% 2027[7,11]	32,890	33,356
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[11]	743	643
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[2,11]	28,720	28,957
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[3,7,11]	45,946	46,552
Freddie Mac 3.50% 2021[11]	331	339
Freddie Mac 3.50% 2021[11]	34	35
Freddie Mac 3.50% 2025[11]	33	34
Freddie Mac 3.50% 2025[11]	17	17
Freddie Mac 3.50% 2026[11]	8,000	8,205
Freddie Mac 3.50% 2026[11]	4,320	4,437
Freddie Mac 3.50% 2026[11]	100	102
Freddie Mac 3.50% 2026[11]	83	85
Freddie Mac 3.50% 2026[11]	77	79
Freddie Mac 3.50% 2026[11]	32	33
Freddie Mac 3.50% 2026[11]	20	21
Freddie Mac 3.50% 2027[11]	56	57
Freddie Mac 6.50% 2027[11]	332	362
Freddie Mac 6.50% 2027[11]	198	219
Freddie Mac 6.50% 2027[11]	40	44
Freddie Mac 6.50% 2028[11]	236	263
Freddie Mac 3.50% 2029[11]	8,270	8,488
Freddie Mac 3.50% 2032[11]	88	90
Freddie Mac 3.00% 2033[11]	21,102	21,318
Freddie Mac 3.00% 2033[11]	5,334	5,389
Freddie Mac 3.50% 2033[11]	8,476	8,687
Freddie Mac 3.50% 2033[11]	461	473
Freddie Mac 3.50% 2033[11]	91	93
Freddie Mac 3.50% 2033[11]	66	68
Freddie Mac 3.00% 2034[11,12]	1,400	1,414
Freddie Mac 3.50% 2034[11]	3,846	3,943
Freddie Mac 3.50% 2034[11]	56	57
Freddie Mac 3.00% 2037[11]	44,565	45,036
Freddie Mac 3.00% 2037[11]	34,298	34,660
Freddie Mac 5.50% 2037[11]	294	318
Freddie Mac 5.50% 2037[11]	34	37
Freddie Mac 5.50% 2038[11]	120	131
Freddie Mac 5.50% 2038[11]	50	55
Freddie Mac 6.00% 2038[11]	870	958
Freddie Mac 3.50% 2039[11]	34,456	35,187
Freddie Mac 3.50% 2039[11]	1,235	1,262
Freddie Mac 5.50% 2039[11]	187	204
Freddie Mac 4.50% 2040[11]	7,250	7,681
Freddie Mac 4.50% 2040[11]	585	617
Freddie Mac 4.50% 2041[11]	1,367	1,443
Freddie Mac 4.50% 2041[11]	1,011	1,071
Freddie Mac 4.50% 2041[11]	477	503
Freddie Mac 4.50% 2041[11]	434	459
Freddie Mac 4.50% 2041[11]	108	113
Freddie Mac 4.50% 2041[11]	47	49
Freddie Mac 5.00% 2041[11]	353	382
American Balanced Fund — Page 28 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2042[11]	$ 1,305	$ 1,330
Freddie Mac 4.00% 2042[11]	10,097	10,524
Freddie Mac 3.50% 2043[11]	1,082	1,105
Freddie Mac 4.00% 2043[11]	688	720
Freddie Mac 4.00% 2043[11]	601	629
Freddie Mac 4.00% 2043[11]	334	351
Freddie Mac 3.50% 2044[11]	24,988	25,550
Freddie Mac 4.00% 2044[11]	11,604	12,009
Freddie Mac 4.00% 2044[11]	4,395	4,597
Freddie Mac 3.318% 2045[7,11]	4,422	4,470
Freddie Mac 3.50% 2045[11]	4,283	4,362
Freddie Mac 3.50% 2045[11]	267	272
Freddie Mac 3.50% 2045[11]	21	22
Freddie Mac 4.00% 2045[11]	28,762	30,183
Freddie Mac 4.00% 2045[11]	16,577	17,396
Freddie Mac 4.00% 2045[11]	10,265	10,737
Freddie Mac 4.00% 2045[11]	9,938	10,396
Freddie Mac 4.00% 2045[11]	4,525	4,677
Freddie Mac 3.00% 2046[11]	28,052	28,088
Freddie Mac 3.50% 2046[11]	44,517	45,243
Freddie Mac 3.50% 2046[11]	38,139	38,749
Freddie Mac 3.50% 2046[11]	16,223	16,495
Freddie Mac 3.50% 2046[11]	12,005	12,203
Freddie Mac 3.50% 2046[11]	11,333	11,530
Freddie Mac 3.50% 2046[11]	9,662	9,833
Freddie Mac 3.50% 2046[11]	6,086	6,185
Freddie Mac 3.50% 2046[11]	4,737	4,829
Freddie Mac 3.50% 2046[11]	301	306
Freddie Mac 3.50% 2046[11]	49	50
Freddie Mac 3.50% 2046[11]	35	36
Freddie Mac 4.00% 2046[11]	42,790	44,167
Freddie Mac 4.00% 2046[11]	23,513	24,450
Freddie Mac 4.00% 2046[11]	18,495	19,114
Freddie Mac 4.00% 2046[11]	13,718	14,180
Freddie Mac 4.00% 2046[11]	7,268	7,575
Freddie Mac 4.00% 2046[11]	2,926	3,024
Freddie Mac 4.00% 2046[11]	1,802	1,878
Freddie Mac 4.50% 2046[11]	2,720	2,853
Freddie Mac 4.50% 2046[11]	1,361	1,427
Freddie Mac 3.50% 2047[11]	165,981	168,739
Freddie Mac 3.50% 2047[11]	116,575	118,506
Freddie Mac 3.50% 2047[11]	101,652	103,341
Freddie Mac 3.50% 2047[11]	91,821	93,347
Freddie Mac 3.50% 2047[11]	63,883	64,952
Freddie Mac 3.50% 2047[11]	54,940	55,859
Freddie Mac 3.50% 2047[11]	45,834	46,603
Freddie Mac 3.50% 2047[11]	23,448	23,838
Freddie Mac 3.50% 2047[11]	23,342	23,730
Freddie Mac 3.50% 2047[11]	12,549	12,816
Freddie Mac 3.50% 2047[11]	600	611
Freddie Mac 4.00% 2047[11]	116,483	120,324
Freddie Mac 4.00% 2047[11]	62,897	64,974
Freddie Mac 4.00% 2047[11]	44,118	45,574
Freddie Mac 4.00% 2047[11]	43,292	44,722
Freddie Mac 4.00% 2047[11]	13,607	14,162
American Balanced Fund — Page 29 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2047[11]	$ 6,824	$ 7,058
Freddie Mac 4.50% 2047[11]	16,882	17,707
Freddie Mac 4.50% 2047[11]	9,097	9,542
Freddie Mac 3.50% 2048[11]	92,521	94,059
Freddie Mac 3.50% 2048[11]	35,351	35,938
Freddie Mac 3.50% 2048[11]	30,694	31,205
Freddie Mac 3.50% 2048[11]	20,121	20,524
Freddie Mac 3.50% 2048[11]	12,078	12,303
Freddie Mac 3.50% 2048[11]	2,298	2,336
Freddie Mac 4.00% 2048[11]	196,815	203,137
Freddie Mac 4.00% 2048[11]	174,069	179,697
Freddie Mac 4.00% 2048[11]	91,637	94,622
Freddie Mac 4.00% 2048[11]	64,004	66,080
Freddie Mac 4.00% 2048[11]	56,801	58,685
Freddie Mac 4.00% 2048[11]	30,277	31,270
Freddie Mac 4.00% 2048[11]	2,034	2,100
Freddie Mac 4.00% 2048[11]	1,320	1,363
Freddie Mac 4.50% 2048[11]	114,166	119,202
Freddie Mac 4.50% 2048[11]	72,392	75,881
Freddie Mac 4.50% 2048[11]	12,172	12,763
Freddie Mac 3.00% 2049[11,12]	62,500	62,214
Freddie Mac 3.50% 2049[11]	18,405	18,688
Freddie Mac 4.50% 2049[11]	42,027	44,004
Freddie Mac 4.753% 2040[7,11]	37	39
Freddie Mac Pool #G18729 3.00% 2034[11]	3,644	3,680
Freddie Mac Pool #G18730 3.50% 2034[11]	2,995	3,068
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 4.136% 2024[7,11]	3,864	3,891
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.686% 2024[7,11]	6,698	6,830
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 4.436% 2025[7,11]	3,002	3,053
Freddie Mac, Series T041, Class 3A, 5.439% 2032[7,11]	1,260	1,359
Freddie Mac, Series 3318, Class JT, 5.50% 2037[11]	2,073	2,244
Freddie Mac, Series KS01, Class A1, Multi Family, 1.693% 2022[11]	1,433	1,415
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[11]	17,125	17,053
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[11]	1,075	1,068
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[11]	44,445	45,232
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[11]	13,505	13,602
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[7,11]	71,500	75,585
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[11]	37,740	37,258
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[11]	28,540	29,083
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[11]	29,815	30,552
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[7,11]	20,520	20,991
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[7,11]	10,830	11,173
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[11]	17,500	18,227
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[11]	15,040	15,680
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 2028[11]	24,286	25,131
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[7,11]	19,920	21,066
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[11]	98,604	106,247
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 2028[7,11]	26,815	28,996
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[11]	16,925	17,779
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[11]	76,490	76,144
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[11]	45,306	45,544
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 2056[7,11]	34,321	33,807
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[11]	72,636	71,856
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[11]	9,349	9,332
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[7,11]	15,116	14,978
American Balanced Fund — Page 30 of 39

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[11]	$ 28,075	$ 28,194
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[11]	11,850	11,938
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[11]	15,922	16,278
Government National Mortgage Assn. 6.00% 2038[11]	3,208	3,546
Government National Mortgage Assn. 4.00% 2041[11]	7,723	8,030
Government National Mortgage Assn. 4.00% 2044[11]	120	125
Government National Mortgage Assn. 4.50% 2045[11]	10,046	10,576
Government National Mortgage Assn. 4.50% 2045[11]	236	248
Government National Mortgage Assn. 3.00% 2046[11]	95,265	95,928
Government National Mortgage Assn. 4.00% 2047[11]	105,706	109,271
Government National Mortgage Assn. 4.00% 2047[11]	61,711	63,813
Government National Mortgage Assn. 4.00% 2047[11]	12,592	13,016
Government National Mortgage Assn. 4.00% 2047[11]	10,228	10,573
Government National Mortgage Assn. 3.50% 2048[11]	121,536	124,299
Government National Mortgage Assn. 3.50% 2048[11]	85,662	87,603
Government National Mortgage Assn. 3.50% 2048[11]	82,224	84,100
Government National Mortgage Assn. 3.50% 2048[11]	55,018	56,272
Government National Mortgage Assn. 4.00% 2048[11]	287,247	296,935
Government National Mortgage Assn. 4.00% 2048[11]	81,767	84,525
Government National Mortgage Assn. 4.00% 2048[11]	3,585	3,706
Government National Mortgage Assn. 4.50% 2048[11]	225,397	234,433
Government National Mortgage Assn. 4.50% 2048[11]	70,774	73,581
Government National Mortgage Assn. 4.50% 2048[11]	37,546	39,185
Government National Mortgage Assn. 4.50% 2048[11]	32,228	33,494
Government National Mortgage Assn. 4.50% 2049[11]	41,888	43,570
Government National Mortgage Assn. 4.50% 2049[11,12]	36,491	37,900
Government National Mortgage Assn. 4.50% 2049[11]	6	6
Government National Mortgage Assn. 4.50% 2049[11]	4	4
Government National Mortgage Assn. 5.123% 2061[11]	224	227
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[11]	9,470	9,684
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[11]	5,000	5,130
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[11]	1,273	1,280
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[7,11]	269	269
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 3.336% 2051[3,7,11]	13,525	13,558
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[11]	4,000	4,117
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[11]	3,380	3,408
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,11]	6,355	6,440
Royal Bank of Canada 1.875% 2020[11]	18,000	17,887
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,7,11]	29,852	30,456
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[3,7,11]	12,000	12,015
Uniform Mortgage-Backed Security 3.00% 2049[11,12]	2,000	1,988
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class IIA6, 4.796% 2035[7,11]	2,919	3,021
Westpac Banking Corp. 2.25% 2020[3,11]	12,500	12,444
		12,073,817
Asset-backed obligations 0.77%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,11]	15,000	14,933
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[3,11]	1,150	1,144
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 2021[11]	1,020	1,014
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[11]	4,875	4,876
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.771% 2025[3,7,11]	8,264	8,277
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[11]	19,600	19,560
Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00% 2023[11]	40,000	39,778
American Balanced Fund — Page 31 of 39

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[11]	$ 16,725	$ 16,702
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[3,11]	424	422
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,11]	25	25
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,11]	7,805	7,820
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,11]	960	965
CWABS, Inc., Series 2004-BC1, Class M1, (1-month USD-LIBOR + 0.50%) 3.236% 2034[7,11]	1,632	1,633
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[11]	7,595	7,586
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[3,11]	6,379	6,382
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,11]	454	454
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,11]	578	578
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[11]	5,672	5,670
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[3,11]	7,432	7,435
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[11]	5,994	5,991
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[11]	15,980	16,099
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[3,11]	1,326	1,323
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[3,11]	3,006	2,997
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[3,11]	7,345	7,323
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 3.246% 2030[7,11]	5,727	5,726
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[3,11]	8,500	8,456
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[3,11]	8,880	8,857
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,11]	35,370	35,101
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,11]	33,450	33,321
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[3,11]	37,335	37,131
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,11]	64,300	65,525
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,11]	70,000	71,459
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,11]	108,498	108,768
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[11]	22,500	22,425
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[11]	14,390	14,300
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[3,11]	16,340	16,420
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,11]	5,505	5,470
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[3,11]	9,113	9,087
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,7,11]	15,955	16,085
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[11]	101	101
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[11]	7,929	7,926
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[11]	667	667
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[11]	14	14
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[11]	2,594	2,595
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[11]	10,762	10,734
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[11]	1,894	1,895
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 2027[3,11]	1,343	1,334
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 3.536% 2035[3,7,11]	1,613	1,622
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[3,11]	3,042	3,030
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 3.239% 2030[7,11]	3,621	3,634
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 3.489% 2033[7,11]	12,240	12,388
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.817% 2025[3,7,11]	42,394	42,395
Synchrony Credfit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[11]	43,980	44,768
Synchrony Credfit Card Master Note Trust, Series 2019-1, Class A 2.95% 2025[11]	46,360	46,661
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,11]	1,398	1,397
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[3,11]	493	491
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[3,11]	10,467	10,459
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[3,11]	2,537	2,536
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[3,11]	20,191	20,129
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 2042[3,11]	17,512	17,423
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[3,11]	9,994	9,958
American Balanced Fund — Page 32 of 39

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[3,11]	$ 44,210	$ 43,968
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[3,11]	48,825	48,677
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[11]	33,000	33,190
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[11]	46,065	46,537
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[11]	31,590	32,157
		1,083,804
Bonds & notes of governments & government agencies outside the U.S. 0.37%
CPPIB Capital Inc. 1.25% 2019[3]	23,300	23,160
CPPIB Capital Inc. 2.375% 2021[3]	26,000	25,955
CPPIB Capital Inc. 2.25% 2022[3]	25,714	25,591
CPPIB Capital Inc. 2.75% 2027[3]	26,400	26,406
Israel (State of) 3.15% 2023	35,000	35,659
Manitoba (Province of) 3.05% 2024	13,500	13,789
Portuguese Republic 5.125% 2024	108,285	118,208
Qatar (State of) 3.375% 2024[3]	48,140	48,667
Qatar (State of) 4.00% 2029[3]	16,772	17,312
Qatar (State of) 4.817% 2049[3]	25,377	26,748
Quebec (Province of) 2.375% 2022	51,867	51,816
Quebec (Province of) 2.75% 2027	26,000	25,597
Saudi Arabia (Kingdom of) 4.00% 2025[3]	42,305	43,402
Saudi Arabia (Kingdom of) 3.625% 2028[3]	17,150	17,033
Saudi Arabia (Kingdom of) 5.25% 2050[3]	17,375	18,571
		517,914
Municipals 0.25% Illinois 0.19%
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	5,810	5,977
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	207,345	203,905
G.O. Bonds, Series 2019-A, 3.75% 2020	12,000	12,044
G.O. Bonds, Series 2019-A, 3.75% 2021	12,000	12,049
G.O. Bonds, Series 2019-A, 3.75% 2022	12,000	12,048
G.O. Bonds, Series 2019-A, 4.20% 2024	12,000	12,072
G.O. Bonds, Series 2019-A, 4.50% 2025	6,750	6,799
		264,894
California 0.03%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	11,949
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,490	1,480
Los Angeles Community College Dist., G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	21,641
		35,070
Florida 0.02%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,545
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,021
		20,566
New Jersey 0.01%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.10% 2028[7]	5,000	4,986
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,000	12,205
		17,191
American Balanced Fund — Page 33 of 39

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Michigan 0.00%	Principal amount (000)	Value (000)
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 2.474% 2032[7]	$ 5,000	$ 4,880
New York 0.00%
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-1, 2.042% 2021	1,414	1,412
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	2,625	2,657
		4,069
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	345	356
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	675	683
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	2,335	2,430
		3,469
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,030	1,062
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	405	412
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043	427	408
		352,021
Federal agency bonds & notes 0.20%
Fannie Mae 2.125% 2026	45,510	44,535
Fannie Mae 6.25% 2029	4,000	5,259
Federal Home Loan Bank 2.375% 2020	200,000	199,895
Federal Home Loan Bank 5.50% 2036	600	801
Private Export Funding Corp. 3.55% 2024	25,897	27,231
		277,721
Total bonds, notes & other debt instruments (cost: $44,281,793,000)		45,014,984
Short-term securities 6.51% Money market investments 6.51%	Shares
Capital Group Central Cash Fund[4]	91,288,144	9,126,989
Total short-term securities (cost: $9,127,996,000)		9,126,989
Total investment securities 100.79% (cost: $113,549,160,000)		141,283,380
Other assets less liabilities (0.79)%		(1,103,494)
Net assets 100.00%		$140,179,886
American Balanced Fund — Page 34 of 39

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[14] (000)	Value at 3/31/2019[15] (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	55,400	July 2019	$11,080,000	$11,805,394	$ 41,334
5 Year U.S. Treasury Note Futures	Long	4,911	July 2019	491,100	568,832	5,241
10 Year U.S. Treasury Note Futures	Long	6,237	June 2019	623,700	774,752	11,429
10 Year Ultra U.S. Treasury Note Futures	Short	14,229	June 2019	(1,422,900)	(1,889,345)	(40,463)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,587	June 2019	358,700	602,616	23,007
						$40,548
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
U.S. EFFR	2.4435%	12/20/2023	$ 152,945	$ (2,932)	$ —	$ (2,932)
U.S. EFFR	2.45375%	12/20/2023	1,370,053	(26,900)	—	(26,900)
U.S. EFFR	2.4225%	12/24/2023	627,445	(11,466)	—	(11,466)
U.S. EFFR	2.284%	1/4/2024	626,557	(7,549)	—	(7,549)
3-month USD-LIBOR	2.18075%	3/29/2024	868,600	4,516	—	4,516
3-month USD-LIBOR	2.194%	3/29/2024	874,200	3,999	—	3,999
3-month USD-LIBOR	2.21875%	3/29/2024	919,150	3,130	—	3,130
1.965%	U.S. EFFR	3/29/2024	919,650	(2,506)	—	(2,506)
1.945%	U.S. EFFR	3/29/2024	873,900	(3,215)	—	(3,215)
1.932%	U.S. EFFR	3/29/2024	868,400	(3,733)	—	(3,733)
U.S. EFFR	2.385%	2/11/2029	741,200	(16,430)	—	(16,430)
3-month USD-LIBOR	2.36375%	4/1/2029	740,750	3,386	—	3,386
2.10%	U.S. EFFR	4/1/2029	740,750	(2,771)	—	(2,771)
					$—	$(62,471)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Common stocks 0.28%
Materials 0.28%
Royal Gold, Inc.	4,254,500	—	—	4,254,500	$ —	$ 22,464	$ 1,127	$ 386,862
Short-term securities 6.51%
Money market investments 6.51%
Capital Group Central Cash Fund	—	91,481,453	193,309	91,288,144	(2)	(1,008)	9,955	9,126,989
Total 6.79%					$(2)	$21,456	$11,082	$9,513,851
American Balanced Fund — Page 35 of 39

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $155,882,000, which represented .11% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,684,459,000, which represented 3.34% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Step bond; coupon rate may change at a later date.
[6]	Value determined using significant unobservable inputs.
[7]	Coupon rate may change periodically.
[8]	Scheduled interest and/or principal payment was not received.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $124,153,000, which represented .09% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Purchased on a TBA basis.
[13]	Amount less than one thousand.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
American Balanced Fund — Page 36 of 39

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $7,709,014,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps was $4,692,311,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2019 (dollars in thousands):
American Balanced Fund — Page 37 of 39

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 17,918,007	$ —	$ —	$ 17,918,007
Health care	13,242,951	109,887	—	13,352,838
Financials	10,216,129	—	—	10,216,129
Consumer discretionary	8,724,254	—	—	8,724,254
Energy	8,329,957	—	—	8,329,957
Consumer staples	7,070,968	—	—	7,070,968
Industrials	5,902,430	—	—	5,902,430
Communication services	5,725,025	—	—	5,725,025
Materials	4,469,280	—	—	4,469,280
Real estate	4,420,811	—	—	4,420,811
Utilities	879,417	—	—	879,417
Preferred securities	—	4,966	—	4,966
Convertible stocks	127,325	—	—	127,325
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	15,798,916	355	15,799,271
U.S. Treasury bonds & notes	—	14,910,436	—	14,910,436
Mortgage-backed obligations	—	12,073,817	—	12,073,817
Asset-backed obligations	—	1,083,804	—	1,083,804
Bonds & notes of governments & government agencies outside the U.S.	—	517,914	—	517,914
Municipals	—	352,021	—	352,021
Federal agency bonds & notes	—	277,721	—	277,721
Short-term securities	9,126,989	—	—	9,126,989
Total	$96,153,543	$45,129,482	$355	$141,283,380
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 81,011	$ —	$ —	$ 81,011
Unrealized appreciation on interest rate swaps	—	15,031	—	15,031
Liabilities:
Unrealized depreciation on futures contracts	(40,463)	—	—	(40,463)
Unrealized depreciation on interest rate swaps	—	(77,502)	—	(77,502)
Total	$40,548	$(62,471)	$—	$(21,923)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

American Balanced Fund — Page 38 of 39

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
EFFR = Effective Federal Funds Rate
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-011-0519O-S66071	American Balanced Fund — Page 39 of 39